                                                       1933 Act File No. 2-10638
                                                         1940 Act File No. 811-5

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         Pre-Effective Amendment No.                        [ ]

                       Post-Effective Amendment No. 80                      [X]

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT          [X]
                                     OF 1940

                              Amendment No. 80                              [X]

                        LORD ABBETT AFFILIATED FUND, INC.
                Exact Name of Registrant as Specified in Charter

                  767 FIFTH AVENUE, NEW YORK, N. Y. 10153-0203
                      Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800

            Lawrence H. Kaplan, Vice President & Assistant Secretary
                    767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                      Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
------

       on (date)pursuant to paragraph (b)
------

       60 days after filing pursuant to paragraph (a)(1)
------

  X    on May 1, 1999 pursuant to paragraph (a)(1)
------

       75 days after filing pursuant to paragraph (a)(2)
------

       on (date) pursuant to paragraph (a)(2) of rule 485
------

If appropriate, check the following box:

______This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

LORD                                 Affiliated Fund
ABBETT                               Growth Opportunities Fund
                                     High Yield Fund
CLASS Y SHARES                       International Fund
PROSPECTUS                           Large-Cap Research Fund
MAY 1, 1999                          Small-Cap Value Fund



[LOGO]


As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, and it has not judged these funds for investment merit. It is a criminal offense to state otherwise.

Only class Y shares of the International Fund, the Small-Cap Value Fund and the Large-Cap Research Fund are available in all states. Please call 800-821-5129 for further information.

                                TABLE OF CONTENTS

                                                                          PAGE

                                    THE FUNDS

Information about past              Affiliated Fund                     2
performance, fees and expenses      Growth Opportunities Fund           4
                                    High Yield Fund                     6
                                    International Fund                  8
                                    Large-Cap Research Fund            10
                                    Small-Cap Value Fund               12



                                 YOUR INVESTMENT

Information for managing            Purchases                          14
your fund account                   Redemptions                        15
                                    Distributions and Taxes            15
                                    Services For Fund Investors        16
                                    Management                         16



                              FOR MORE INFORMATION

How to learn more                   Other Investment Techniques        18
about the funds                     Glossary of Shaded Terms           22
                                    Recent Performance                 22



                              FINANCIAL INFORMATION

Financial highlights and/or         Affiliated Fund                    24
line graph comparisons              Growth Opportunities Fund          26
of certain funds                    International Fund                 27
                                    Large-Cap Research Fund            29
                                    Small-Cap Value Fund               30




How to learn more about the         Back Cover
funds and other Lord Abbett funds



                                                           AFFILIATED FUND

GOAL/APPROACH

The fund's investment objective is long-term growth of capital and income        WE OR THE FUND refers to Lord Abbett
without excessive fluctuations in market value. Typically, in choosing           Affiliated Fund, Inc. (the "company"),
stocks, we look for companies using a three-step process.                        which operates under the supervision of
                                                                                 the company's Board with the advice of
  QUANTITATIVE RESEARCH is performed on a universe of large, seasoned U.S.       Lord, Abbett & Co. ("Lord Abbett"), its
  and multi-national companies to identify those whose stocks we believe         investment manager.
  represent the best bargains.
                                                                                 ABOUT THE FUND. This fund is a
  FUNDAMENTAL RESEARCH is conducted to assess a company's operating              professionally managed portfolio
  environment, resources and strategic plans, and to determine its               primarily holding securities purchased
  prospects for exceeding the earnings expectations reflected in                 with the pooled money of investors. It
  its stock price.                                                               strives to reach its stated goal,
                                                                                 al-though as with all funds, it cannot
  BUSINESS CYCLE ANALYSIS is used to assess the economic and interest-rate       guarantee results.
  sensitivity of our portfolio. This analysis helps us assess how adding
  or deleting stocks changes our portfolio's overall sensitivity to              LARGE COMPANIES are established
  economic activity and interest rates.                                          companies that are considered "known
                                                                                 quantities." Large com-panies often
We believe that investors purchase and redeem our shares to meet long-term       have the resources to weather economic
financial objectives rather than to try to take advantage of short-term          shifts, though they can be slower to
price fluctuations. If so, their needs are best served by an investment          innovate than small companies.
seeking capital appreciation with less fluctuations in market value than
the Standard & Poor's Composite Index of 500 stocks ("S&P 500(R) Index").        SEASONED COMPANIES are usually
For this reason, we try to keep our assets invested in securities which          established companies whose securities
are selling at reasonable prices and, therefore, we are willing to forego        have gained a reputation for quality
some opportunities for gains when, in our judgment, they are too risky.          with the investing public and enjoy
                                                                                 liquidity in the market.
We generally sell a stock when we think it is no longer a bargain, appears
less likely to benefit from the current market and economic environment,         BARGAIN STOCKS are stocks of companies
shows deteriorating fundamentals or falls short of our expectations.             that appear underpriced according to
                                                                                 certain financial measurements of their
While typically fully invested, at times we may take a temporary defensive       intrinsic worth or business prospects.
position by investing some of our assets in short-term debt securities.
This could have the effect of reducing the benefit from any upswing in the       SMALL-COMPANY STOCKS are stocks of
market and prevent the fund from realizing its investment objective.             smaller companies which often are new
                                                                                 and less established, with a tendency
                                                                                 to be faster-growing but more volatile
MAIN RISKS                                                                       than large company stocks.

While stocks have historically been a leading choice of long-term                GROWTH STOCKS are stocks which exhibit
investors, they fluctuate in price. The value of your investment in the          faster-than-average gains in earnings
fund will go up and down, which means that you could lose money.                 and are expected to continue profit
                                                                                 growth at a high level, but also tend
Our performance may sometimes be lower or higher than that of other types        to be more volatile than bargain
of funds (such as those emphasizing small-company stocks or growth stocks)       stocks.
because different types of stocks tend to shift in and out of favor
depending on market and economic conditions. While there is the risk that        You should read this entire prospectus,
an investment may never reach what we think is its full value, or may go         including "Other Investment
down in value, our emphasis on large, seasoned company bargain stocks            Techniques," which concisely describes
could potentially limit our downside risk because bargain stocks in theory       the other investment strategies and
are already underpriced and large, seasoned company stocks tend to be less       their risks used by the fund.
volatile than small company stocks. In the long run, we may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

An investment in the fund is not a bank deposit. It is not FDIC-insured or government-endorsed. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



2 The Funds

                                                                 AFFILIATED FUND

PAST PERFORMANCE(i)
     The information below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

[PERFORMANCE GRAPH]                                                              Past performance is not a prediction of
                                                                                 future results.

    "89"   23.5%                                                                 -------------------------------------------
    "90"   -5.2%                                                                   (i) Because class Y shares are new, the
    "91"   22.0%                                                                       bar chart and table show returns for
    "92"   12.4%                                                                       class A shares. Returns for class Y
    "93"   13.2%                                                                       shares will be somewhat higher, because
    "94"    4.1%                                                                       class Y shares have lower expenses.
    "95"   31.7%
    "96"   20.1%                                                                  (ii) Performance for the unmanaged S&P
    "97"   25.2%                                                                       500'r' Index does not reflect
    "98"   14.4%                                                                       transaction costs or management
                                                                                       fees.
Best Quarter: 17.10% Worst Quarter: -12.57%
                                                                                 (iii) The date of inception of class A
                                                                                       shares is 1/1/50.
=========================================================================
The table below shows a comparison of the fund's class A average annual total return to that of the S&P 500'r' Index. Fund returns assume reinvestment of dividends and distributions and payment of the maximum applicable front-end or deferred sales charge. All periods end on
December 31, 1998.

CLASS                      1 YEAR    5 YEARS    10 YEARS    INCEPTION(iii)

A(i)                        7.90%     17.30%     14.97%            12.67%
-------------------------------------------------------------------------
S&P 500'r' Index(ii)        28.74%     24.08%     19.20%              --


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you          MANAGEMENT FEES are payable to Lord
     buy and hold shares of the fund.                                            Abbett for the fund's investment
                                                                                 management.
=========================================================================
Fee table                                                                        OTHER EXPENSES include fees paid for
=========================================================================        miscellaneous items such as transfer
                                                                                 agency, legal and share registration
                                                                   CLASS Y       fees.

SHAREHOLDER FEES (Fees paid directly from your investment)
-------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)        none
-------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")                     none
-------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from
    fund assets)                           (as a % of average net assets)
-------------------------------------------------------------------------
Management Fees (See "Management")                                  0.31%
-------------------------------------------------------------------------
Other Expenses (See "Management")                                   0.09%
-------------------------------------------------------------------------
Total Operating Expenses                                            0.40%
-------------------------------------------------------------------------

=========================================================================
Expense example
=========================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses.
You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. You also would pay the same expenses, assuming you kept your shares.

SHARE CLASS                1 YEAR    3 YEARS     5 YEARS    10 YEARS

Class Y shares               $41       $128        $224        $507
-------------------------------------------------------------------------


This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.


                                                                     The Funds 3

                                                       GROWTH OPPORTUNITIES FUND

GOAL/APPROACH
The Growth Opportunities Fund seeks capital appreciation. Normally, we invest primarily in equity securities of mid-sized companies. The fund uses a growth style of investing. This means that we favor companies that show the potential for stronger than expected earnings or growth. Under normal circumstances, at least 65% of our total assets will consist of
investments made in growth stocks, as determined at the time of purchase.        WE OR THE FUND refers to Lord
                                                                                 Abbett Growth Opportunities Fund, a
In making investments, we look for companies using the following process:        portfolio of Lord Abbett Research
                                                                                 Fund, Inc. (the "company") which
  QUANTITATIVE RESEARCH is performed on a universe of mid-sized companies        operates under the supervision of
  to identify those with superior growth possibilities.                          the company's Board with the advice
                                                                                 of Lord, Abbett & Co. ("Lord
  FUNDAMENTAL RESEARCH is performed to identify companies likely to              Abbett"), its investment manager.
  produce superior returns over a thirty-six month time frame, by
  analyzing the dynamics in each company within its industry                     ABOUT THE FUND. This fund is a
  and within the economy.                                                        professionally managed portfolio
                                                                                 primarily holding securities
Before July 15, 1998, the fund used a value style of investing. This meant       purchased with the pooled money of
that companies were selected without regard to current earnings under a          investors. It strives to reach its
process that sought to identify and invest in undervalued securities.            stated goal, although as with all
                                                                                 funds, it cannot guarantee results.
While typically fully invested, we may take a temporary defensive
position by investing some of our assets in short-term debt securities.          GROWTH STOCKS are stocks which
This could reduce the benefit from any upswing in the market and prevent         exhibit faster-than-average gains
the fund from realizing its investment objective.                                in earnings and are expected to
                                                                                 continue profit growth at a high
                                                                                 level, but also tend to be more
MAIN RISKS                                                                       volatile than bargain stocks.

The value of your investment will fluctuate in response to stock market          MID-SIZED COMPANIES usually have
movements. In addition, growth stocks tend to be more volatile than              market capitalizations of roughly
slower-growing stocks. This means that the fund could be more volatile           $500 million to $5 billion, but not
than the stock market as a whole. Also, the fund invests primarily in            less than $50 million.
mid-sized companies. There will be periods where mid-sized companies do
not perform as well as large or small companies.                                 You should read this entire
                                                                                 prospectus, including "Other
An investment in the fund is not a bank deposit. It is not FDIC-insured          Investment Techniques," which
or government-endorsed. It is not a complete investment program. You             concisely describes the other
could lose money in this fund, but you also have the potential to make           investment strategies and their
money.                                                                           risks used by the fund.




4 The Funds

                                                       GROWTH OPPORTUNITIES FUND

PAST PERFORMANCE(i)

     The information below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.

                           [PERFORMANCE GRAPH]

    "96"      23.6%                                                               Past performance is not a
    "97"      30.9%                                                               prediction of future results.
    "98"      13.3%                                                               ---------------------------------
Best Quarter: 29.75%      Worst Quarter: -20.70%                                  (i)   Because class Y shares are new,
================================================================================        the bar chart and table show
The table below shows a comparison of the fund's class A average annual                 returns for class A shares. Returns
total return to that of the Russell Mid-Cap Growth Index'r'. Fund returns               for class Y shares will be somewhat
assume reinvestment of dividends and distributions and payment of the                   higher, because class Y shares have
maximum applicable front-end or deferred sales charge. All periods end on               lower expenses.
December 31, 1998.
                                                                                  (ii)  Performance for the unmanaged
CLASS                                 1 YEAR        INCEPTION(iii)                      Russell Mid-Cap Growth Index'r'
A(i)                                  13.35%           21.59%                           does not reflect transaction costs
                                                                                        or management fees
--------------------------------------------------------------------------------  (iii) The date of inception of
Russell Mid-Cap Growth Index'r'(ii)   17.86%           18.49%
--------------------------------------------------------------------------------  (iii) The date of inception of class A shares is 8/1/95.
FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you           MANAGEMENT FEES are payable to Lord
     buy and hold shares of the fund.                                             Abbett for the fund's investment
                                                                                  management.
================================================================================
Fee table                                                                         OTHER EXPENSES include fees paid
================================================================================  for miscellaneous items such as
                                                                  CLASS Y         transfer agency, legal and share
SHAREHOLDER FEES (Fees paid directly from your investment)                        registration fees.
--------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)        none          Lord Abbett is currently waiving
--------------------------------------------------------------------------        the management fee and subsidizing
Maximum Deferred Sales Charge (See "Purchases")                     none          the other expenses of the Growth
--------------------------------------------------------------------------        Opportunities Fund. Lord Abbett may
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from                            stop waiving the management fee and
   fund assets)                             (as a % of average net assets)        subsidizing other expenses at any
--------------------------------------------------------------------------        time. Total operating expenses with
Management Fees (See "Management")                                  0.90%         the fee waiver and expense subsidy
--------------------------------------------------------------------------        for class Y shares are zero
Other Expenses (See "Management")                                   0.81%         percent.
--------------------------------------------------------------------------
Total Operating Expenses                                            1.71%
---------------------------------------------------------------------------

================================================================================
Expense example
================================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. You also would pay the same expenses, assuming you kept your shares.

SHARE CLASS               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class Y shares              $174        $538        $928       $2,022
-------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.

                                                                     The Funds 5

                                                                 HIGH YIELD FUND

GOAL/APPROACH

The fund seeks high current income and the opportunity for capital appreciation to produce a high total return. Normally, we invest in lower-rated debt securities, some-times called "junk bonds," which entail greater risks than investments in higher-rated debt securities. Also, the fund may invest up to 10% of its assets in foreign securities.

We believe that a high total return (current income and capital
appreciation) may be derived from an actively managed, diversified                WE OR THE FUND refers to Lord
security portfolio. Normally, at least 65% of our total assets are in             Abbett High Yield Fund, Inc., a
lower-rated debt securities, some of which are convertible into common            portfolio of Lord Abbett Securities
stock or have warrants to purchase common stock. We seek unusual values.          Trust (the "company") which
In doing so, we use fundamental, bottoms-up research to identify                  operates under the supervision of
undervalued securities.                                                           the company's Board with the advice
                                                                                  of Lord, Abbett & Co. ("Lord
While typically fully invested, we may take a temporary defensive                 Abbett"), its investment manager.
position in cash and short-term debt securities. This could prevent the
fund from realizing its investment objective.                                     ABOUT THE FUND. This fund is a
                                                                                  professionally managed portfolio
The fund may engage in active and frequent trading of its portfolio               primarily holding securities
securities to achieve its principal investment objective and may have a           purchased with the pooled money of
portfolio turnover rate greater than 100%. This turnover may increase             investors. It strives to reach its
transaction costs, but is not expected to have adverse tax consequences.          stated goal, although as with all
                                                                                  funds, it cannot guarantee results.

MAIN RISKS                                                                        HIGH YIELD DEBT SECURITIES,
                                                                                  commonly known as "junk bonds,"
The lower-rated debt securities in which the fund primarily invests               typically pay a higher yield than
involve greater credit risks than do investment grade bonds. In other             investment-grade debt securities.
words, some companies whose securities we own may default on principal            These bonds have a higher risk of
and/or interest payments after we buy their securities. Companies that            default than investment grade bonds
issue high yield debt securities are not as strong financially as those           and their prices can be much more
with higher credit ratings. Through portfolio diversification, good               volatile.
credit analysis and attention to current developments and trends in
interest rates and economic conditions, we attempt to reduce investment           FOREIGN SECURITIES are securities
risk, but losses may occur, meaning that you could lose money. In                 primarily traded in countries
addition, we attempt to reduce investment risk under a policy requiring           outside the United States. These
that at least 20% of our assets must be invested in a combination of              securities are not subject to the
investment grade debt securities, U.S. Government securities, and cash            same degree of regulation and may
equivalents.                                                                      be more volatile and less liquid
                                                                                  than securities traded in major
In addition, as with other bond funds, the value of your investment will          U.S. markets. Other considerations
change as interest rates fluctuate. When interest rates rise, share value         include political and social
is likely to decline.                                                             instability, expropriations, higher
                                                                                  transaction costs, currency
Finally, the high yield debt securities market is prone to sudden and             fluctuations, nondeductable
sharp changes in prices due to a variety of factors. Changes in economic          withholding taxes and different
forecasts, investor psychology, stock market activities and other forces          settlement practices.
can cause prices to fluctuate greatly.
                                                                                  You should read this entire
An investment in the fund is not a bank deposit. It is not FDIC-insured           prospectus, including "Other
or government-endorsed. It is not a complete investment program. You              Investment Techniques," which
could lose money in this fund, buy you also have the potential to make            concisely describes the other
money.                                                                            investment strategies and their
                                                                                  risks used by the fund.


6 The Funds

                                                                 HIGH YIELD FUND

PAST PERFORMANCE
     Because the fund is new, no information regarding past performance is available.


FEES AND EXPENSES
                                                                                  MANAGEMENT FEES are payable to Lord
     This table describes the fees and expenses that you may pay if you           Abbett for the fund's investment
     buy and hold shares of the fund.                                             management.

============================================================================      OTHER EXPENSES include fees paid
Fee table                                                                         for miscellaneous items such as
============================================================================      transfer agency, legal and share
                                                                 CLASS Y          registration fees.
                                                                                  --------------------------------------
SHAREHOLDER FEES (Fees paid directly from your investment)                        (i) The annual operating expenses
----------------------------------------------------------------------------          are based on estimated expenses for
Maximum Sales Charge on Purchases (as a % of offering price)         none             the current fiscal year.
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")                      none
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from
   fund assets)                            (as a % of average net assets)(i)
----------------------------------------------------------------------------
Management Fees (See "Management")                                   0.60%
----------------------------------------------------------------------------
Other Expenses (See "Management")                                    0.25%
----------------------------------------------------------------------------
Total Operating Expenses                                             0.85%
----------------------------------------------------------------------------

============================================================================
Expense example
============================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses.
You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. You also would pay the same expenses, assuming you kept your shares.

SHARE CLASS                              1 YEAR      3 YEARS

Class Y shares                              $87         $271
------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.


                                                                     The Funds 7

                                                              INTERNATIONAL FUND

GOAL/APPROACH

The fund's investment objective is long-term capital appreciation.
Current income is incidental to this objective. The fund may invest in stocks that do not produce any income. Typically, in choosing stocks, we look for companies using the following process:

     QUANTITATIVE RESEARCH is performed on a universe of foreign
     companies which guides selection of companies with strong growth              WE OR THE FUND refers to Lord
     potential that also sell at attractive prices.                                Abbett International Fund, a
                                                                                   portfolio of Lord Abbett Securities
     FUNDAMENTAL RESEARCH examines global trends, seeking to identify              Trust (the "company") which
     developments on an industry-by-industry basis and the strongest               operates under the supervision of
     and/or best positioned companies ("Best of Breed") within each                the company's Board with the advice
     global industry.                                                              of Lord, Abbett & Co. ("Lord
                                                                                   Abbett"), its investment manager.
     VALUATION TECHNIQUES determine the selection of the 40-60 companies
     with strong growth potential and attractive share prices that                 ABOUT THE FUND. This fund is a
     collectively form the final portfolio.                                        professionally managed portfolio
                                                                                   primarily holding securities
Limiting the number of holdings ensures their performance is not diluted           purchased with the pooled money of
across too many securities. However, investors should be aware that this           investors. It strives to reach its
concentration could result in increased volatility.                                stated goal, although as with all
                                                                                   funds, it cannot guarantee results.
Investments are made in stocks of companies which are in developed or
developing countries. Under normal circumstances, at least 80% of the              DEVELOPING COUNTRIES may have
total assets of the fund are invested in stocks of companies in at least           higher and more rapidly fluctuating
three different countries outside the United States.                               inflation rates, a higher demand
                                                                                   for capital investment, a higher
Although the fund intends to invest primarily in stocks of small                   dependence on export markets for
companies with market capitalization of less than $1 billion listed on             their major industries, and a
stock exchanges, it also may invest in stocks of companies traded in               greater need to develop basic
over-the-counter markets, as well as stocks of large and middle-sized              economic infrastructures than more
companies.                                                                         developed countries. Also, it may
                                                                                   be more difficult to obtain a
The fund may temporarily reduce its stock holdings for defensive purposes          judgment in a court outside the
in response to adverse market conditions and invest in domestic,                   United States.
Eurodollar and foreign short-term money market instruments. Of course,
this would reduce any benefit from an upswing in the market.                       SMALL COMPANY STOCKS are stocks of
                                                                                   smaller companies which often are
MAIN RISKS                                                                         new and less established, with a
                                                                                   tendency to be faster-growing but
The fund sometimes has above-average investment risk compared to the U.S.          more volatile and less liquid than
stock market since a large amount of the assets of the fund will be                large company stocks.
denominated or traded in foreign currencies. A change in the value of any
foreign currency relative to the U.S. dollar results in changes in the             OVER-THE-COUNTER STOCKS are usually
U.S. dollar value of the fund's assets denominated or traded in that               those of smaller companies that do
currency. The fund's performance is measured in U.S. dollars, the base             not meet the listing requirements
currency of the fund. Also, securities in which the fund invests are               of major exchanges. Transactions
usually not subject to the same degree of regulation as domestic                   are conducted by telephone and
securities and may be more volatile and less liquid than those of major            computer network rather than on the
U.S. markets.                                                                      floor of an exchange.

Lack of liquidity may affect the fund's ability to trade in large blocks           LARGE COMPANIES are established
of securities and obtain the best price. There is often less information           companies that are considered
available on publicly-traded companies, banks and governments than in the          "known quantities." Large companies
U.S., and a lack of uniform accounting standards and practices among               often have the resources to weather
countries impairs a direct comparison for stocks and bonds. Also, foreign          economic shifts, though they can be
securities may be traded on days when the fund does not value its shares.          slower to innovate than small
Thus, share values could be affected on days when an investor cannot buy           companies.
or redeem fund shares.
                                                                                   MID-SIZED COMPANIES usually have
An investment in the fund is not a bank deposit. It is not FDIC-insured or         market capitalizations of roughly
government endorsed. It is not a complete investment program. You could lose       $500 million to $5 billion.
money in the fund, but you also have the potential to make money.
                                                                                   You should read this entire
                                                                                   prospectus, including "Other
                                                                                   Investment Techniques," which
                                                                                   concisely describes the other
                                                                                   investment strategies and their
                                                                                   risks used by the fund.

8 The Funds

                                                              INTERNATIONAL FUND

PAST PERFORMANCE

     The information below provides some indication of the risks of investing in the fund by showing changes in the fund's performance with a broad measure of market performance.

[PERFORMANCE CHART]                                                                Past performance is not a
                                                                                   prediction of future results.
     "98"      15.8%                                                               ------------------------------------------
                                                                                   (i)  The date of inception of class
Best Quarter: 23.78%   Worst Quarter: -18.98%                                           Y shares is 12/30/97.

===========================================================================        (ii) Performance for the unmanaged
                                                                                        MSCI EAFE Index'r' does not reflect
The table below shows a comparison of the fund's class Y average annual                 transaction costs or management
total return to that of the Morgan Stanley European, Australasia and Far                fees.
East Index'r' ("MSCI EAFE Index'r'"). Fund returns assume reinvestment of dividends and distributions at Net Asset Value. All periods end on
December 31, 1998.

CLASS                                       1 YEAR           INCEPTION(i)

Y                                            15.80%             16.02%
---------------------------------------------------------------------------
MSCI EAFE Index'r'(ii)                       20.33%             20.33%
---------------------------------------------------------------------------

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you            MANAGEMENT FEES are payable to Lord
     buy and hold shares of the fund.                                              Abbett for the fund's investment
                                                                                   management.
============================================================================
Fee table                                                                          OTHER EXPENSES include fees paid
============================================================================       for miscellaneous items such as
                                                                                   transfer agency, legal and share
                                                                CLASS Y            registration fees.

SHAREHOLDER FEES (Fees paid directly from your investment)
---------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)        none
---------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")                     none
---------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from
  fund assets)                               (as a % of average net assets)
---------------------------------------------------------------------------
Management Fees (See "Management")                                  0.75%
---------------------------------------------------------------------------
Other Expenses (See "Management")                                   0.31%
---------------------------------------------------------------------------
Total Operating Expenses                                            1.06%
----------------------------------------------------------------------------

============================================================================
Expense example
============================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses.
You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. You also would pay the same expenses, assuming you kept your shares.

SHARE CLASS                      1 YEAR     3 YEARS     5 YEARS     10 YEARS

Class Y shares                     $108       $337        $585       $1,297
--------------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.


                                                                     The Funds 9

                                                         LARGE-CAP RESEARCH FUND

GOAL/APPROACH

The fund's investment objective is growth of capital and growth of income consistent with reasonable risk. Normally, we invest in the undervalued common stocks of large-capitalization companies with outstanding equity securities having an aggregate market value of at least $1.5 billion.
Current income is not emphasized.

Typically, in choosing stocks, we look for companies using the following
process:                                                                           WE OR THE FUND refers to Lord
                                                                                   Abbett Large-Cap Research Fund (the
     QUANTITATIVE RESEARCH is performed on a universe of large, seasoned           "company"), a series of Lord Abbett
     U.S. companies to identify those which have stocks that we believe            Research Fund. Each fund operates
     represent the best bargains.                                                  under the supervision of the
                                                                                   company's Board with the advice of
     FUNDAMENTAL RESEARCH is conducted to identify current bargain-priced          Lord, Abbett & Co. ("Lord Abbett"),
     securities among the largest publicly traded companies.                       its investment manager.

Under normal circumstances, at least 65% of the Large-Cap Research Fund's          ABOUT EACH FUND. Each fund is a
total assets will consist of investments made in large companies,                  professionally managed portfolio of
determined at the time of purchase.                                                securities purchased with the
                                                                                   pooled money of investors. They
We may take a temporary defensive position by investing some of our                strive to reach their stated goals,
assets in short-term debt securities. This could reduce the benefit from           although as with all mutual funds,
any upswing in the market and prevent the fund from achieving its                  cannot guarantee results.
investment objective.
                                                                                   BARGAIN STOCKS are stocks of
                                                                                   companies that appear underpriced
MAIN RISKS                                                                         according to certain financial
                                                                                   measurements of their intrinsic
The companies in which the fund invests will have good prospects for               worth or business prospects.
improvement in earnings trends or asset values. The fund will invest in
companies on the basis of the fundamental economic and business factors            LARGE COMPANIES are established
which will affect future earnings and which the fund believes are the              companies that are considered
primary factors determining the future market valuation of stocks. There           "known quantities." Large companies
can be no assurance that stocks selected for our portfolio will                    often have the resources to weather
appreciate in value or that their dividends will increase or be                    economic shifts, though they can be
maintained.                                                                        slower to innovate than small
                                                                                   companies.
At the time of purchase, securities selected for our portfolio may be
largely neglected by the investment community or, if widely followed,              SEASONED COMPANIES are usually
they may be out of favor or at least controversial. Our investment                 established companies whose
portfolio typically will encompass less market risk, and                           securities have gained a reputation
individual-security risk is managed through broad industry                         for quality with the investing
diversification.                                                                   public and enjoy liquidity in the
                                                                                   market.
The fund may invest up to 10% of net assets in foreign securities.
Foreign securities markets may not be subject to the same degree of                You should read this entire
regulation as the U.S. markets and may be more volatile and less liquid            prospectus, including "Other
than the major U.S. markets. Foreign investments are subject to currency           Investment Techniques," which
exposure. Investors should also be aware that the fund has the ability to          concisely describes the other
invest in derivatives.                                                             investment strategies and their
                                                                                   risks used by the fund.
An investment in the fund is not a bank deposit. It is not FDIC-insured or government endorsed. It is not a complete investment program. You could lose money in the fund, but you also have the potential to make money.

10 The Funds

                                                         LARGE-CAP RESEARCH FUND

PAST PERFORMANCE

     The information below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from calendar year to calendar year and by showing how the fund's average annual returns compare with those of a broad measure of market performance.
                                                                                   Past performance is not a
                           [Awaiting Data]                                         prediction of future results.
                                                                                   -----------------------------------------
===========================================================================        (i)   Because class Y shares are new,
The table below shows a comparison of the fund's class A average annual                  the bar chart and table show
total return to that of the S&P 500'r' Index. Fund returns assume                        returns for class A shares. Returns
reinvestment of dividends and distributions and payment of the maximum                   for class Y shares will be somewhat
applicable front-end or deferred sales charge. All periods end on                        higher, because class Y shares have
December 31, 1998.                                                                       lower expenses.

CLASS                     1 YEAR     5 YEARS     10 YEARS     INCEPTION(iii)       (ii)  Performance for the unmanaged
                                                                                         S&P 500'r' Index does not reflect
A(i)                       0.00%       0.00%        0.00%          0.00%                 transaction costs or management
-----------------------------------------------------------------------------            fees.
S&P 500'r'Index(ii)        0.00%       0.00%        0.00%           --
-----------------------------------------------------------------------------      (iii) The date of inception of
                                                                                         class A shares is 6/3/92.
FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you
     buy and hold shares of the fund.                                              MANAGEMENT FEES are payable to Lord
                                                                                   Abbett for the fund's investment
============================================================================       management.
Fee table
============================================================================       OTHER EXPENSES include fees paid
                                                                                   for miscellaneous items such as
                                                                 CLASS Y           transfer agency, legal and share
                                                                                   registration fees.
SHAREHOLDER FEES (Fees paid directly from your investment)                         -------------------------------------
----------------------------------------------------------------------------       (1) The annual fund operating
Maximum Sales Charge on Purchases (as a % of offering price)        none               expenses have been restated from
----------------------------------------------------------------------------           fiscal year amounts to reflect
Maximum Deferred Sales Charge (See "Purchases")                     none               current fees.
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from
   fund assets)                               (as a % of average net assets)
----------------------------------------------------------------------------
Management Fees (See "Management")                                  0.00%
----------------------------------------------------------------------------
Other Expenses (See "Management")                                   0.00%
----------------------------------------------------------------------------
Total Operating Expenses                                            0.00%
----------------------------------------------------------------------------

============================================================================
Expense example
============================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses.
You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. You also would pay the same expenses, assuming you kept your shares.

SHARE CLASS                     1 YEAR     3 YEARS     5 YEARS     10 YEARS

Class Y shares                    $000        $000        $000         $000
----------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.


                                                                   THE FUNDS 11

                                                            SMALL-CAP VALUE FUND

GOAL/APPROACH

The fund seeks long-term capital appreciation. In choosing stocks, we look for companies using the following process:

     QUANTITATIVE RESEARCH is performed on a universe of companies with market capitalizations ranging between $100 million and $750 million. Valuation criteria include the price of shares in relation
     to book value, sales asset value, earnings, dividends and cash flow.          WE OR THE FUND refers to Lord
                                                                                   Abbett Small-Cap Value Fund, a
     FUNDAMENTAL RESEARCH is conducted to assess the dynamics of each              portfolio of Lord Abbett Research
     company within its industry and within the economy, by evaluating             Fund, Inc. (the "company") which
     the company's business strategies in assessing management's ability           operates under the supervision of
     to execute the strategies and by evaluating the adequacy of a                 the company's Board with the advice
     company's financial management.                                               of Lord, Abbett & Co. ("Lord
                                                                                   Abbett"), its investment manager.
Usually, at least 65% of the fund's total assets will be invested in
common stocks issued by smaller, less well-known companies (with market            ABOUT THE FUND. This fund is a
capitalizations of less than $1 billion) selected using fundamental                professionally managed portfolio
investment analysis. The fund may invest up to 35% of its total assets in          primarily holding securities
the securities of larger companies. Companies in which the fund is likely          purchased with the pooled money of
to invest may have more limited product lines, markets or financial                investors. It strives to reach its
resources and may lack management depth or experience as compared with             stated goal, although as with all
companies with larger market capitalizations.                                      funds, it cannot guarantee results.

While typically fully invested, we may take a temporary defensive                  LARGE COMPANIES are established
position by investing some of our assets in short-term debt securities.            companies that are considered
This could reduce the benefit from any upswing in the market.                      "known quantities." Large companies
                                                                                   often have the resources to weather
                                                                                   economic shifts, though they can be
MAIN RISKS                                                                         slower to innovate than small
                                                                                   companies.
Small-company stocks offer significant appreciation potential. However,
small companies tend to be riskier than large companies. Generally, small          SMALL-COMPANY STOCKS are stocks of
companies rely on limited product lines and markets, financial resources,          smaller companies which often are
or other factors, and this may make them more susceptible to setbacks or           new and less established, with a
economic downturns. Small-company stocks tend to be more volatile in               tendency to be faster-growing but
price, have fewer shares outstanding and trade less frequently than large          more volatile than large company
company stocks. Therefore, small company stocks may be subject to wider            stocks.
price fluctuations. Many small-company stocks are traded over the counter
and are not traded in the volume typical of stocks listed on a national            You should read this entire
securities exchange.                                                               prospectus, including "Other
                                                                                   Investment Techniques," which
An investment in the fund is not a bank deposit. It is not FDIC-insured            concisely describes the other
or government-endorsed. It is not a complete investment program. You               investment strategies and their
could lose money in this fund, but you also have the potential to make             risks used by the fund.
money.




12 The Funds

                                                            SMALL-CAP VALUE FUND

PAST PERFORMANCE

The information below provides some indication of the risks of investing in the fund by showing changes in the fund's performance with a broad measure of market performance.
                                                                                   Past performance is not a
                               [PERFORMANCE GRAPH]                                 prediction of future results.

     "98"   -7.17%                                                                 --------------------------------------
Best Quarter: 19.56%   Worst Quarter: -24.11%                                      (i)  The date of inception of class
                                                                                        Y shares is 12/30/97.

===========================================================================        (ii) Performance for the unmanaged
The table below shows a comparison of the fund's class Y average annual                 Russell 2000'r' Index does not
total return to that of the Russell 2000'r' Index. Fund returns assume                  reflect transaction costs or
reinvestment of dividends and distributions and payment of the maximum                  management fees.
applicable front-end or deferred sales charge. All periods end on
December 31, 1998.

CLASS                                       1 YEAR        INCEPTION(i)

Y                                            -7.17%          -6.46%
Russell 2000'r' Index(ii)                    -2.55%          -2.55%
---------------------------------------------------------------------------

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you
     buy and hold shares of the fund.                                              MANAGEMENT FEES are payable to Lord
                                                                                   Abbett for the fund's investment
============================================================================       management.
Fee table
============================================================================       OTHER EXPENSES include fees paid
                                                                                   for miscellaneous items such as
                                                                 CLASS Y           transfer agency, legal and share
                                                                                   registration fees.
SHAREHOLDER FEES (Fees paid directly from your investment)
----------------------------------------------------------------------------
Maximum Sales Charge on Purchases (as a % of offering price)        none
----------------------------------------------------------------------------
Maximum Deferred Sales Charge (See "Purchases")                     none
----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (Expenses deducted from
   fund assets)                               (as a % of average net assets)
----------------------------------------------------------------------------
Management Fees (See "Management")                                  0.75%
----------------------------------------------------------------------------
Other Expenses (See "Management")                                   0.24%
----------------------------------------------------------------------------
Total Operating Expenses                                            0.99%
----------------------------------------------------------------------------

============================================================================
Expense example
============================================================================

This example, like that in other funds' prospectuses, assumes a $10,000 initial investment, 5% total return each year and no changes in expenses.
You pay the following expenses over the course of each period shown if you sell your shares at the end of the period, although your actual cost may be higher or lower. You also would pay the same expenses, assuming you kept your shares.

SHARE CLASS                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

Class Y shares                   $101       $315        $547       $1,215
---------------------------------------------------------------------------

This example is for comparison and is not a representation of the fund's actual expenses or returns, either past or present.


                                                                    The Funds 13

                                YOUR INVESTMENT

PURCHASES

CLASS Y SHARES. Class Y shares are purchased at net asset value ("NAV") with no sales charge of any kind. The NAV of our shares is calculated every business day as of the close of the New York Stock Exchange. Our shares are continuously offered. The offering price is based on NAV per share next determined after we receive your order submitted in proper form. We reserve the right to withdraw all or part of the offering made by this prospectus, or to reject any purchase
order. We also reserve the right to waive or change minimum investment               NAV per share is calculated each
requirements. All purchase orders are subject to our acceptance and are not          business day at the close of regular
binding until confirmed or accepted in writing.                                      trading on the New York Stock Exchange
                                                                                     ("NYSE"). Each fund is open on those
WHO MAY INVEST? Eligible purchasers of Class Y shares include: (i) certain           business days when the NYSE is open.
authorized brokers, dealers, registered investment advisers or other financial       Purchases and sales of fund shares are
institutions who either (a) have an arrangement with Lord Abbett Distributor in      executed at the NAV next determined
accordance with certain standards approved by Lord Abbett Distributor, providing     after the fund receives your order. In
specifically for the use of our Class Y shares in particular investment products     calculating NAV, securities for which
made available for a fee to clients of such brokers, dealers, registered             market quotations are available are
investment advisers or other financial institutions, or (b) charge an advisory       valued at those quotations. Securities
consulting or other fee for their services and buy shares for their own accounts     for which such quotations are not
or the accounts of their clients ("Mutual Fund Advisory Programs"), (ii) the         available are valued at fair value under
trustee or custodian under any deferred compensation or pension or                   procedures approved by the Board.
profit-sharing plan or payroll deduction IRA established for the benefit of the
employees of any company with an account(s) in excess of $10 million managed by      LORD ABBETT DISTRIBUTOR LLC ("Lord
Lord Abbett or its sub-advisors on a private-advisory-account basis, and (iii)       Abbett Distributor") acts as agent for
institutional investors, including retirement plans, companies, foundations,         the funds to work with investment
trusts, endowments and other entities where the total amount of potential            professionals that buy and/or sell
investable assets exceeds $20 million that were not introduced to Lord Abbett by     shares of the funds on behalf of their
persons associated with a broker or dealer primarily involved in the retail          clients. Generally, Lord Abbett
security business. Additional payments may be made by Lord Abbett out of its own     Distributor does not sell fund shares
resources with respect to certain of these sales.                                    directly to investors.

HOW MUCH MUST YOU INVEST? You may buy our shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our exclusive selling agent. Place your order with your investment dealer or send the money to the fund you selected (P.O. Box 419100, Kansas City, Missouri
64141). The minimum initial investment is $1 million except for Mutual Fund
Advisory Programs which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor which reserves the right to reject any order.

BUYING SHARES THROUGH YOUR DEALER. Orders for shares received by a fund prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at NAV effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

BUYING SHARES BY WIRE. To open an account, call 800-821-5129 Ext. 34028,
Institutional Trade Dept., to set up your account and to arrange a wire transaction. Wire to: United Missouri Bank of Kansas City, N.A., Routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the fund of your choice, note Class Y shares and include your new


14 Your Investment

account number and your name. To add to an existing account, wire to: United
Missouri Bank of Kansas City, N.A., routing number - 101000695, bank account number: 9878002611, FBO: (account name) and (your Lord Abbett account number).
Specify the complete name of the fund of your choice, note Class Y shares and include your account number and your name.

                                                                                     IMPORTANT INFORMATION. You may be
REDEMPTIONS                                                                          subject to a $50 penalty under the
                                                                                     Internal Revenue Code if you do not
BY BROKER. Call your investment professional for directions on how to redeem         provide a correct taxpayer
your shares.                                                                         identification number (Social Security
                                                                                     Number for individuals) or make certain
BY TELEPHONE. To obtain the proceeds of a redemption of $50,000 or less from         required certifications. In addition, we
your account, you or your representative can call the fund at 800-821-5129.          may be required to withhold from your
                                                                                     account and pay to the U.S. Treasury 31%
BY MAIL. Submit a written redemption request indicating, the name(s) in which        of any redemption proceeds and any
the account is registered, the fund's name, the class of shares, your account        dividend or distribution from your
number, and the dollar value or number of shares you wish to sell.                   account.

Include all necessary signatures. If the signer has any Legal Capacity, the          ELIGIBLE GUARANTOR is any broker or bank
signature and capacity must be guaranteed by an Eligible Guarantor. Certain          that is a member of the Medallion Stamp
other legal documentation may be required. For more information regarding proper     Program. Most major securities firms and
documentation call 800-821-5129.                                                     banks are members of this program. A
                                                                                     NOTARY PUBLIC IS NOT AN ELIGIBLE
Normally a check will be mailed to the name and address in which the account is      GUARANTOR.
registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Redemption requests for shares initially purchased by check will not be honored for up to 15 days, unless we are assured that the check has cleared earlier.

BY WIRE. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call
800-821-5129 Ext. 34028, Institutional Trading Dept. Minimum wire: $1,000.
Your wire redemption request must be received by your fund before the close of the NYSE for money to be wired on the next business day.

DISTRIBUTIONS AND TAXES

Each fund pays its shareholders dividends from its net investment income, and        TAXES ON TRANSACTIONS. The chart at left
distributes any net capital gains that it has realized. Each fund expects to pay     also can provide a "rule of thumb" guide
income dividends (quarterly, for the Affiliated Fund; monthly for the High Yield     for your potential U.S. federal income
Fund; and semi-annually for the Large-Cap Research Fund) and capital gain            tax liability when selling or exchanging
distributions, if any, once a year, usually in December. Your distributions will     fund shares. The second row, "Short-term
be reinvested in your fund unless you instruct the fund to pay them to you in        capital gains," applies to fund shares
cash.                                                                                sold within 12 months of purchase. The
                                                                                     third row, "Long-term capital gains,"
The tax status of distributions is the same regardless of how long they have         applies to shares held for more than 12
been in the fund or whether distributions are reinvested or paid in cash. In         months.
general, distributions are taxable as follows:
                                                                                     Starting January 1, 2001, sales of
================================================================================     securities held for more than five years
FEDERAL TAXABILITY OF DISTRIBUTIONS                                                  will be taxed at special lower rates.

Type of               Tax rate for taxpayer        Tax rate for taxpayer subject
distribution          subject to 15% bracket       to 28% bracket and above
--------------------------------------------------------------------------------
INCOME                                             Ordinary
DIVIDENDS             15%                          income rate
--------------------------------------------------------------------------------
SHORT-TERM                                         Ordinary
CAPITAL GAINS         15%                          income rate
--------------------------------------------------------------------------------
LONG-TERM
CAPITAL GAINS         10%                          20%
--------------------------------------------------------------------------------
Except in tax-advantaged accounts, any sale or exchange of fund shares may be a taxable event.


                                                              Your Investment 15

ANNUAL INFORMATION - Information concerning the tax treatment of dividends and other distributions will be mailed annually to shareholders. Each fund will also provide annually to its shareholders information regarding the source of dividends and distributions of capital gains paid by that fund. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of those distributions under the federal, state and local tax rules that apply to you, as well as the tax consequences of gains or losses from the redemption or exchange of your shares.


SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

We offer the following shareholder services:

TELEPHONE EXCHANGE PRIVILEGE. Class Y shares may be exchanged without a service      TELEPHONE TRANSACTIONS. You have this
charge for Class Y shares of any Eligible Fund among the Lord Abbett-sponsored       privilege unless you refuse it in
funds.                                                                               writing. For your security, telephone
                                                                                     transaction requests are recorded. We
ACCOUNT STATEMENTS. Shareholders with the same last name and address will            will take measures to verify the
receive quarterly account statements.                                                identity of the caller, such as asking
                                                                                     for your name, account number, social
HOUSEHOLDING. Shareholders with the same last name and address will receive a        security or taxpayer identification
single copy of a prospectus and an annual or semi-annual report, unless              number and other relevant information.
additional reports are specifically requested in writing to the funds.               Each fund will not be liable for
                                                                                     following instructions communicated by
ACCOUNT CHANGES. For any changes you need to make to your account, consult your      telephone that it reasonably believes to
investment professional or call the fund at 800-821-5129.                            be genuine.

SYSTEMATIC EXCHANGE. You or your investment professional can establish a             Transactions by telephone may be
schedule of exchanges between the same classes of any Eligible Fund.                 difficult to implement in times of
                                                                                     drastic economic or market change.

MANAGEMENT

The funds' investment adviser is Lord, Abbett & Co., 767 Fifth Avenue, New York,
NY 10153-0203. Founded in 1929, Lord Abbett manages one of the nation's oldest       Exchanges by telephone should not be
mutual fund complexes, with approximately $28 billion in more than 35 mutual         used to take advantage of short-term
fund portfolios and other advisory accounts. For more information about the          swings in the market. Each fund reserves
services Lord Abbett provides to the funds, see the Statement of Additional          the right to limit or terminate this
Information.                                                                         privilege for any shareholder making
                                                                                     frequent exchanges or abusing the
Each fund pays Lord Abbett a monthly fee based on average daily net assets for       privilege and may revoke the privilege
each month. For the fiscal year ended October 31, 1998, the fee paid to Lord         for all shareholders upon 60 days'
Abbett was at an annual rate of .31 of 1% for Affiliated Fund, the management        written notice.
fee of Growth Opportunities was waived and Lord Abbett subsidized all fund expenses, and the fee paid to Lord Abbett was at an annual rate of .75 of 1% for the International Fund. High Yield commenced operations subsequent to the fiscal year ended November 30, 1998; therefore an annual rate is unavailable. For the fiscal year ended November 30, 1998 the fee paid to Lord Abbett was at an annual rate of .75% of 1% for both Large-Cap Research Fund and Small-Cap Value Fund. In addition, both funds pay all expenses not expressly assumed by Lord Abbett.

Lord Abbett uses a team of portfolio managers and analysts acting together to manage the fund's investments.

AFFILIATED FUND. Thomas Hudson Jr., Partner of Lord Abbett, heads the team, the senior members of which include Robert Morris, Partner of Lord Abbett, and Eli
Salzman, Portfolio Manager. Messrs. Hudson and Morris each have been with Lord
Abbett since 1982 and 1991, respectively. Mr. Salzman joined Lord Abbett in 1997 and previously was


16 Your Investment
a Vice President with Mutual of America Capital Corp. since 1997 and a Vice President with Mitchell Hutchins Asset Management, Inc. from 1986 to 1997.

GROWTH OPPORTUNITIES FUND. Stephen J. McGruder, Partner of Lord Abbett, heads the team, the senior member of which is Frederic D. Ohr. Mr. McGruder has been with Lord Abbett since 1995. Mr. Ohr joined Lord Abbett in 1998. Prior to joining Lord Abbett, Mr. McGruder served since October of 1998 as Vice President of Wafra Investment Advisory Group, a private investment company. Mr. Ohr was an equity analyst with Ohr Capital Management since September 1997 and before that he was an equity analyst with Chase Manhattan Bank.

HIGH YIELD FUND. Christopher J. Towle, Partner of Lord Abbett, heads the team, the senior members of which include Michael Goldstein, Richard Szaro and Thomas Baade. Messrs. Towle and Szaro joined Lord Abbett in 1988 and 1983, respectively. Mr. Goldstein has been with Lord Abbett since April 1997. Before joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997. Mr. Baade joined Lord Abbett in 1998; prior to that he was a credit analyst with Greenwich Street Advisors.

INTERNATIONAL FUND. Lord Abbett has entered into an agreement with Fuji-Lord Abbett International Ltd. (the "Sub-Adviser"), under which the Sub-Adviser provides Lord Abbett with advice regarding the International Fund's assets. Lord Abbett pays the Sub-Adviser a monthly fee equal to one half of Lord Abbett's fee.

Christopher J. Taylor is Managing Director of the Sub-Adviser and heads the team, the senior member of which is Simon Steele, U.K. Equity Fund Manager. Mr. Steele joined Fuji Investment Co. (Europe) Ltd. in 1996 and previously was responsible for the WH Smith Pension Trust's U.K. Equities, as well as the whole fund's International Asset allocation. Mr. Taylor has been employed by the Sub-Adviser and its predecessor companies since 1987.

LARGE-CAP RESEARCH FUND. Robert G. Morris, Partner of Lord Abbett, heads the team, the senior members of which are W. Thomas Hudson, Jr., Partner of Lord Abbett, and Eli Salzman. Messrs. Morris and Hudson have been with Lord Abbett for more than five years. Mr. Salzman joined Lord Abbett in 1997; prior to that he was a Vice President with Mutual of America Capital Corp. from 1996 to 1997, and a Vice President at Mitchell Hutchins Asset Management, Inc. from 1986 to 1996.

SMALL-CAP VALUE FUND. Robert P. Fetch, Partner of Lord Abbett, heads the team, the senior member of which is Gregory M. Macosko. Messrs. Fetch and Macosko joined Lord Abbett in 1995 and 1996, respectively. Before joining Lord Abbett, Mr. Fetch was a Managing Director of Prudential Investment Advisors and Mr. Macosko was an equity analyst with Royce Associates.


                                                         Your Investment      17




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                              FOR MORE INFORMATION

OTHER INVESTMENT TECHNIQUES

This section describes some of the investment techniques that might be used by the funds, and their risks.

ADJUSTING INVESTMENT EXPOSURE. Each fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. Each fund may use these transactions to change the risk and return characteristics of each fund's portfolio. If we judge market conditions incorrectly or use a strategy that does not correlate well with the fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

BORROWING. Each fund may borrow from banks. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Each fund may borrow only for temporary or emergency purposes, and not in an amount exceeding 331/3% of its total assets.

CLOSED-END INVESTMENT COMPANIES. Each of the Growth Opportunities, International and Small-Cap Value Funds may invest in shares of closed-end investment companies if bought in the primary or secondary market with a fee or commission no greater than the customary broker's commission. The Small-Cap Value Fund may not invest more than 5% of its assets in closed-end investment companies.

DIVERSIFICATION. Each fund is a diversified fund, which means that with respect to 75% of its total assets, it will not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer.

DEPOSITORY RECEIPTS. The International Fund may invest in Depository Receipts which are securities, typically issued by a financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depository. Generally, Depository Receipts in registered form are designed for use in U.S. securities markets and Depository Receipts in bearer form are designed for use in securities markets outside the United States. The fund may invest in sponsored and unsponsored Depository Receipts. For purposes of the International Fund's investment policies, investments in Depository Receipts will be deemed to be investments in the underlying securities.

EQUITY SECURITIES. The High Yield Fund may also invest up to 20% of its total assets in equity securities. These include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in their value, their prices fluctuate based on changes in a company's financial condition and on market and economic conditions.

FINANCIAL FUTURES TRANSACTIONS. A financial futures transaction is an exchange-traded contract to buy or sell a standard quantity and quality of a financial instrument or index at a specific future date and price. The High Yield, Growth Opportunities, and International Funds may purchase and sell futures contracts and options thereon provided that the High Yield Fund may not invest more than 5% of its assets in such transac-


18 For More Information
tions. The Growth Opportunities and International Funds will not enter into any futures contracts or options thereon, if the aggregate market value of the securities covered by such contracts exceeds 50% of each such fund's total assets.

FOREIGN CURRENCY HEDGING TECHNIQUES. Both the International Fund and the Small-Cap Value Fund may use Foreign Currency Hedging Techniques. Although these two funds do not normally engage in extensive currency hedging, they may use currency forwards and options to hedge the risk to the portfolio if they expect that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow a fund to lock in a specified exchange rate for a period of time. If the fund's forecast proves to be wrong, such a hedge may cause a loss. Also, it may be difficult or impractical to hedge currency risk in many emerging countries. The underlying funds generally will not enter into a forward contract with a term greater than one year. Under some circumstances, a fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts. Although such contracts will be used primarily to attempt to protect the fund from adverse currency movements, their use involves the risk Lord Abbett will not accurately predict currency movements, and the fund's return could be reduced.

FOREIGN SECURITIES. The International Fund invests primarily in foreign securities; the Growth Opportunities and Small-Cap Value Funds will limit their investments in foreign securities to 35% of their total assets. The Affiliated and High Yield Funds will limit their investments in foreign securities to 10% and 20%, respectively, of their total assets. These securities are not subject to the same degree of regulation and may be more volatile and less liquid than securities traded in major U.S. markets. Foreign portfolio securities may trade on days when a fund does not value them. Fund share prices could be affected on days an investor cannot purchase or sell shares. Other risks include less information on public companies, banks and governments; political and social instability; expropriations; higher transaction costs; currency fluctuations; nondeductable withholding taxes and different accounting and settlement practices.

ILLIQUID SECURITIES. These securities include those that are not traded on the open market or that trade irregularly or in very low volume. They may be difficult or impossible to sell at the time and price the fund would like. Each fund may invest up to 15% of its assets in illiquid securities.

INVESTMENT FUNDS. The International Fund may invest (normally not more than 5% of the fund's total assets) in investment funds. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds which have been specifically authorized. If the fund invests in such investment funds, the fund's shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of Lord Abbett), but also will indirectly bear similar expenses of the underlying investment funds.

OPTIONS TRANSACTIONS. A put option on securities gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities subject to the option to the writer (seller) of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities underlying the option at the exercise price.

A call option on securities gives the purchaser, in return for a premium paid, the right for a specified period of time to purchase the securities subject to the option at a specified price (the "exercise price" or "strike price"). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the


                                                         For More Information 19
option contract, the underlying securities to the purchaser upon receipt of the exercise price.

Options on stock indices are similar to options on equity securities except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right, in return for a premium paid, to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of an index option, in return for a premium, is obligated to pay the amount of cash due upon exercise of the option.

The writer of a put option might be obligated to purchase underlying securities for more than their current market value.

When a fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open. The Small-Cap, High Yield and Growth Opportunities Funds may purchase and write put and call options on equity securities or stock indices that are traded on national securities exchanges.

The Growth Opportunities Fund may purchase foreign currency put options and write foreign currency call options on national securities exchanges or national over-the-counter ("OTC") markets. OTC options are generally less liquid and involve issuer credit risk. The premiums paid for Growth Opportunities foreign currency put options will not exceed 5% of the net assets of the fund. Unlisted options, together with other illiquid securities, may comprise no more than 15% of the Growth Opportunities Fund's net assets. The face value of currency call option writing or cross-hedging may not exceed 90% of the value of the securities denominated in such currency (a) invested in by the Growth Opportunities Fund to cover such call writing or (b) to be crossed.

The Small-Cap Fund and the Growth Opportunities Fund may only write covered put options to the extent that cover for such options does not exceed 25% of each fund's net assets. Each fund will not purchase an option if, as a result of such purchase, more than 20% of its total assets would be invested in premiums for such options. In addition, the Growth Opportunities Fund may write covered call options on securities having an aggregate market not to exceed 5% of that fund's assets.

Each fund will write only "covered" options. The Affiliated and International Funds will only write "covered" call options on securities having an aggregate market value not to exceed 10% of the Affiliated Fund's assets or 20% of the International Fund's assets. The High Yield Fund will only write covered call options and secured put options on securities having an aggregate market value not to exceed 25% of the High Yield Fund's assets.

PORTFOLIO SECURITIES LENDING. Each fund may lend securities to broker-dealers and financial institutions, as a means of earning income. This practice could result in a loss or delay in recovering a fund's securities, if the borrower defaults. The Affiliated, High Yield and International Funds will limit their securities loans to 30% of their total assets, while the Growth Opportunities and Small-Cap Value Funds will limit their securities loans to 5% of their total assets.

REPURCHASE AGREEMENTS. Each fund may enter into Repurchase Agreements. In a Repurchase Agreement, a fund buys a security at one price from a broker-dealer or financial institution and simultaneously agrees to sell the same security back to the same party at a higher price in the future. If the other party to the agreement defaults or becomes insolvent, a fund could lose money.

RIGHTS AND WARRANTS. Each of the Growth Opportunities, International and Small-Cap Value Funds may invest in rights and warrants to purchase securities.


20 For More Information





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



Rights represent a privilege offered to holders of record of issued securities (usually on a pro-rata basis) for additional securities of the same class, of a different class, or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuing company.

The value of a right or warrant may not necessarily change with the value of the underlying securities, and rights and warrants cease to have value if they are not exercised prior to their expiration date.

RULE 144A SECURITIES. Each fund may invest in Rule 144A securities, which are securities determined by the Board to be liquid pursuant to Securities and Exchange Commission Rule 144A (the "Rule"). Under the Rule, a qualifying unregistered security may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. A substantial part of the lower-rated debt market consisted of Rule 144A securities, many of which are registered within a few months of their purchases. Investments in Rule 144A securities initially determined to be liquid could have the effect of diminishing the level of a fund's liquidity during periods of decreased market interest in such securities.

STOCK INDEX FUTURES. A stock index futures contract is an agreement in which one party agrees to deliver to another an amount of cash equal to a specific dollar amount times the difference between a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

Participation in the options or futures markets involves investment risks and transaction costs to which the Small-Cap Fund would not be subject absent the use of these strategies. If the Small-Cap Fund management's prediction of movement in the direction of the securities markets is inaccurate, the adverse consequences to the fund may leave it in a worse position than if such strategies were not used. Risks inherent in the use of options and stock index futures include (1) dependence on management's ability to predict correctly movements in the direction of specific securities being hedged or the movement in stock indices; (2) imperfect correlation between the price of options and stock index futures and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) daily limits on price variance for a futures contract or related options imposed by certain futures exchanges and boards of trade may restrict transactions in such securities on a particular day.

The Small-Cap Fund may not purchase or sell stock index futures if, immediately after a purchase or sale, more than one-third of its net assets would be hedged. In addition, except in the case of a call written and held on the same index, the Small-Cap Fund will write call options on indices or sell stock index futures only if the amount resulting from the multiplication of the then current level of the index (or indices) upon which the options or futures contract(s) is based, the applicable multiplier(s), and the number of futures or options contracts which would be outstanding would not exceed one-third of the value of the Small-Cap Fund's net assets.

The Small-Cap Fund's ability to enter into stock index futures and listed options is limited by certain tax requirements in order to qualify as a regulated investment company.


                                                         For More Information 21

WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. Each of the International, Small-Cap
Value and Growth Opportunities Funds may purchase or sell securities with payment and delivery taking place as much as a month or more later. A fund would do this in an effort to buy or sell the securities at an advantageous price and
yield. The securities involved are subject to market fluctuation and no interest     GUARANTEED SIGNATURE. An acceptable form
accrues to the purchaser during the period between purchase and settlement. At       of guarantee would be as follows:
the time of delivery of the securities, their market value may be less than the
purchase price. Also, if a fund commits a significant amount of assets to            In the case of the estate -
when-issued or delayed delivery transactions, it may increase the volatility of
the fund's portfolio.                                                                   Robert A. Doe
                                                                                        Executor of the Estate of
                                                                                        John W. Doe
GLOSSARY OF SHADED TERMS
                                                                                        [Date]
ELIGIBLE FUND. An Eligible Fund is any Lord Abbett-sponsored fund offering class
Y shares.                                                                                        SIGNATURE GUARANTEED
                                                                                                 MEDALLION GUARANTEED
EURODOLLAR. U.S. currency held in banks outside the United States, mainly in                       Name of Guarantor
Europe, and commonly used for settling international transactions. Some
securities are issued in Eurodollars--that is, with a promise to pay interest in                    David R. Levy
dollars deposited in foreign bank accounts.                                                   --------------------------
                                                                                                    AUTHORIZED SIGNATURE
LEGAL CAPACITY. This term refers to the authority of an individual to act on                  (960)             X9003470
behalf of an entity or other person(s). For example, if a redemption request                  Securities Transfer Agents
were to be made on behalf of the estate of a deceased shareholder, John W. Doe,                 Medallion Program 'TM'
by a person (Robert A. Doe) who has the legal capacity to act for the estate of                                       SR
the deceased shareholder because he is the executor of the estate, then the request must be executed as follows: Robert A. Doe, Executor of the Estate of
John W. Doe. That signature using that capacity must be guaranteed by an             In the case of the corporation -
Eligible Guarantor.                                                                    ABC Corporation

To give another example, if a redemption request were to be made on behalf of           Mary B. Doe
the ABC Corporation by a person (Mary B. Doe) who has the legal capacity to act
on behalf of the Corporation, because she is the president of the Corporation,          By Mary B. Doe, President
the request must be executed as follows: ABC Corporation by Mary B. Doe,
President. That signature using that capacity must be guaranteed by an Eligible         [Date]
Guarantor.
                                                                                            SIGNATURE GUARANTEED
MUTUAL FUND ADVISORY PROGRAM. Certain unaffiliated authorized brokers, dealers,             MEDALLION GUARANTEED
registered investment advisers or other financial institutions who either (a)                 Name of Guarantor
have an arrangement with Lord Abbett Distributor in accordance with certain
standards approved by Lord Abbett Distributor, providing specifically for the                  David R. Levy
use of our shares (and sometimes providing for acceptance of orders for such             --------------------------
shares on our behalf) in particular investment products made available for a                   AUTHORIZED SIGNATURE
fee to clients of such brokers, dealers, registered investment advisers and              (960)             X9003470
other financial institutions, or (b) charge an advisory, consulting or other fee         Securities Transfer Agents
for their services and buy shares for their own accounts or the accounts of                Medallion Program 'TM'
their clients.                                                                                                   SR

RECENT PERFORMANCE
                                                                                     YEAR 2000 ISSUES. Each fund could be
AFFILIATED FUND. During the past fiscal year, the stock market and the fund          adversely affected if the computers used
enjoyed returns above historical averages due to an environment of solid             by each fund and their service providers
economic growth, low inflation and strong corporate profit gains. Throughout         do not properly process and calculate
most of the period, the portfolio has been evenly diversified, but with a            date-related information from and after
moderate overweighting in financial stocks. Furthermore, we have shifted our         January 1, 2000.
focus within this group of stocks towards insurance companies, which are
benefiting from industry-wide consolidation and cost-cutting efforts.                While year 2000-related computer
                                                                                     problems could have a negative effect on
GROWTH OPPORTUNITIES FUND. During the first half of the fund's fiscal year,          each fund, Lord Abbett is working to
stocks performed strongly, followed by sizable downdrafts during the summer          avoid such problems and has assurances
months, and a subsequent recovery from late September through November. We           from each fund's service providers that
believe much of the volatility                                                       they are taking similar steps. However,
                                                                                     because the problem is unprecedented and
                                                                                     efforts to identify and fix it are
                                                                                     on-going, we don't know whether these
                                                                                     efforts will be successful. Accordingly,
                                                                                     each fund may be adversely affected.



22 For More Information




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



was due to investors' growing reluctance to bear risk in response to economic and political uncertainties in Japan, the Pacific Rim, Russia and other emerging markets, and the impact those uncertainties might have on future U.S. corporate earnings.

A series of rate cuts initiated by the U.S. Federal Reserve Board helped to ease investor concern later in the fund's fiscal year. As a more optimistic view of the global economies emerged, stocks rallied with most sectors participating in the upswing.

HIGH YIELD FUND. The commencement of operations for this fund was after November 30, 1998. Consequently, there is no recent performance information available for the fund's most recent fiscal year.

INTERNATIONAL FUND. The fund's investment strategy consisted of holding a relatively concentrated portfolio, comprised of a restricted number of markets and stocks on industry-leading companies. The stocks were bought at low valuation levels, and in line with our investment philosophy, which means that we used the recent period of market weakness to steadily add to existing positions.

In addition, the fund was not invested in the emerging and Far Eastern markets, but was instead concentrated primarily in Europe and Canada. This, in addition to the fund's superior stock selection, contributed to the last fiscal year's high performance. Throughout this period, portfolio turnover remained low. We used new purchase monies to add to our existing holdings during this period. As a result, there was very little actual change to our list.

LARGE-CAP RESEARCH FUND. Because the fund is new, information regarding recent performance is not available.

SMALL-CAP VALUE FUND. In a year of challenge for small-cap stocks, our management team focused on various industry sectors. For example, our overweighting of companies in the technology and consumer non-cyclical industries, such as apparel and general retailers, which moved ahead of the broad market early in the year and then again during the fourth quarter, added significant value to the portfolio. On the other hand, we reduced our exposure to industrial companies late in the year when they continued to struggle despite improved market conditions.

We believe the stage is set for a small-cap rebound now that these companies are selling at historically low prices relative to larger companies and that our value approach will enable us to continue to provide attractive long-term returns relative to our peers.


                                                         For More Information 23






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



                                                                 Affiliated Fund

                             Financial Information

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal period indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended October 31, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single fund share.

================================================================================

                                               CLASS Y SHARES
                                      --------------------------------
                                           Year Ended October 31,

Per Share Operating Performance:                    1998(a)

NET ASSET VALUE, BEGINNING OF YEAR                 $15.44
--------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
   Net investment income                              .15
--------------------------------------------------------------------------------
   Net realized and unrealized
      loss on investments                            (.89)
--------------------------------------------------------------------------------
Total from investment operations                     (.74)
--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------
   Dividends from net investment income              (.13)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $14.57
--------------------------------------------------------------------------------
TOTAL RETURN(b)                                     (4.77)%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:(c)
--------------------------------------------------------------------------------
   Expenses                                          0.24%
--------------------------------------------------------------------------------
   Net investment income                             1.03%
--------------------------------------------------------------------------------

================================================================================
                                           Year Ended October 31,
                                      --------------------------------

SUPPLEMENTAL DATA FOR ALL CLASSES:                  1998

NET ASSETS, END OF YEAR (000)                    $8,520,603
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             56.49%
--------------------------------------------------------------------------------

(a) From March 27, 1998 (commencement of offering) to October 31, 1998.

(b) Total return is not annualized and assumes the reinvestment of all distributions.

(c) Not annualized.

    See Notes to Financial Statements.


24 Financial Information

                                                                 Affiliated Fund

LINE GRAPH COMPARISON

Immediately below is a comparison of a $10,000 investment in class A shares to       (1) This shows total return which is the
the same investment in the S&P 500'r' Index, assuming reinvestment of all                percent change in net asset value,
dividends and distributions.                                                             with all dividends and distributions
                                                                                         reinvested for the periods shown
================================================================================         ending October 31, 1998 using the
                                                                                         SEC-required uniform method to
                               [PERFORMANCE GRAPH]                                       compute total return. Because class
                              Fiscal Year-end 10/31                                      Y shares are new, the line graph
                  The fund (class A shares) at net asset value                           comparison and the total returns
                  S&P 500'r' Index(2)                                                    shown below that comparison are for
================================================================================         class A shares at net asset value.
                           Average Annual Total Return                                   Returns for class Y shares will be
                     For The Periods Ending October 31, 1998                             somewhat higher because Y shares
                                                                                         have lower expenses.
                                          1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------     (2) Performance for the unmanaged S&P
Class A(1)                                  3.90%      15.65%      14.15%                500'r' Index does not reflect
--------------------------------------------------------------------------------         transaction costs, management fees
                                                                                         or sales charges.


                                                       Financial Information 25

                                                       Growth Opportunities Fund

LINE GRAPH COMPARISON

Immediately below is a comparison of a $10,000 investment in class A shares to       (1) This shows total return which is the
the same investment in the Russell Mid-Cap Growth Index'r', assuming                     percent change in net asset value,
reinvestment of all dividends and distributions.                                         with all dividends and distributions
================================================================================         reinvested for the periods shown
                                                                                         ending October 31, 1998 using the
                               [PERFORMANCE GRAPH]                                       SEC-required uniform method to
                             Fiscal Year-end 10/31                                       compute total return. Because class Y
                  The fund (class A shares) at net asset value                           shares are new, the line graph
                  Russell Mid-Cap Growth Index'r'(2)                                     comparison and the total returns
                                                                                         shown below that comparison are for
================================================================================         class A shares at net asset value.
                           Average Annual Total Return                                   Returns for class Y shares will be
                     For The Periods Ending October 31, 1998                             somewhat higher because Y shares
                                                   LIFE                                  have lower expenses. The class A
                                                                                         share inception date is 8/1/95.
--------------------------------------------------------------------------------
Class A(1)                                        -4.77%
--------------------------------------------------------------------------------     (2) Performance for the unmanaged
                                                                                         Russell Mid-Cap Growth Index'r' does
                                                                                         not reflect transaction costs,
                                                                                         management fees or sales charges.



26 Financial Information

                                                              International Fund

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended October 31, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended October 31, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single fund share.

================================================================================

                                               CLASS Y SHARES
                                      --------------------------------
                                           Year Ended October 31,

Per Share Operating Performance:                    1998(a)

NET ASSET VALUE, BEGINNING OF YEAR                 $11.28
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
   Net investment income                              .15(e)
--------------------------------------------------------------------------------
   Net realized and unrealized
      gain on investments                             .98
--------------------------------------------------------------------------------
Total from investment operations                     1.13
--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividends from net investment income                   --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $12.41
--------------------------------------------------------------------------------
TOTAL RETURN(b)(c)                                  10.02%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:(c)
--------------------------------------------------------------------------------
   Expenses                                          0.84%
--------------------------------------------------------------------------------
   Net investment income                             1.11%
--------------------------------------------------------------------------------

================================================================================
                                           Year Ended October 31,
                                      --------------------------------

SUPPLEMENTAL DATA FOR ALL CLASSES:            1998        1997(d)

NET ASSETS, END OF YEAR (000)             $153,033        $37,334
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     20.52%         29.72%
--------------------------------------------------------------------------------

(a) From December 30, 1997 (commencement of offering) to October 31, 1998.

(b) Total return is not annualized and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) From December 30, 1996 to October 31, 1997.

(e) Calculated using average shares outstanding during the period.

    See Notes to Financial Statements.


                                                        Financial Information 27

                                                              International Fund

LINE GRAPH COMPARISON

Immediately below is a comparison of a $10,000 investment in class Y shares to       (1) Performance for the unmanaged MSCI
the same investment in the Morgan Stanley European, Australasia and Far East             EAFE Index'r' does not reflect
Index'r' ("MSCI EAFE Index'r'"), assuming reinvestment of all dividends and              transaction costs, management fees
distributions.                                                                           or sales charges.
================================================================================
                                                                                     (2) This shows total return which is the
                               [PERFORMANCE GRAPH]                                       percent change in net asset value,
                             Fiscal Year-end 10/31                                       with all dividends and distributions
                  The fund (class Y shares) at net asset value                           reinvested for the periods shown
                  MSCI EAFE Index 'r'(1)                                                 ending October 31, 1998 using the
                                                                                         SEC-required uniform method to
================================================================================         compute total return. The class Y
                           Average Annual Total Return                                   share inception date is 12/30/97.
                     For The Periods Ending October 31, 1998
                                                   LIFE
--------------------------------------------------------------------------------
Class Y(2)                                        10.02%
--------------------------------------------------------------------------------


28 Financial Information

                                                         Large-Cap Research Fund

LINE GRAPH COMPARISON

Immediately below is a comparison of a $10,000 investment in class A shares to       (1) Performance for the unmanaged S&P
the same investment in the S&P 500'r' Index, assuming reinvestment of all                500'r' Index does not reflect
dividends and distributions.                                                             transaction costs, management fees
================================================================================         or sales charges.

                                                                                     (2) This shows total return which is the
================================================================================         percent change in net asset value,
                           Average Annual Total Return                                   with all dividends and distributions
                    For The Periods Ending November 30, 1998                             reinvested for the periods shown
                                                   LIFE                                  ending November 30, 1998 using the
--------------------------------------------------------------------------------         SEC-required uniform method to
Class A(2)                                         0.00%                                 compute total return. Because class
--------------------------------------------------------------------------------         Y shares are new, the line graph
                                                                                         comparison and the total returns
                                                                                         shown below that comparison are for
                                                                                         class A shares at net asset value.
                                                                                         Returns for class Y shares will be
                                                                                         somewhat higher because Y shares
                                                                                         have lower expenses.The class A
                                                                                         share inception date is 6/3/92.


                                                        Financial Information 29

                                                            Small-Cap Value Fund

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the fund's independent auditors, in conjunction with their annual audit of the fund's financial statements. Financial statements for the fiscal year ended November 30, 1998 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended November 30, 1998 and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single fund share.

================================================================================

                                               CLASS Y SHARES
                                      --------------------------------
                                           Year Ended October 31,

Per Share Operating Performance:                    1998(a)

NET ASSET VALUE, BEGINNING OF YEAR                 $16.34
--------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
   Net investment loss                               (.01)(c)
--------------------------------------------------------------------------------
   Net realized and unrealized loss
      on investments                                (1.93)
--------------------------------------------------------------------------------
Total from investment operations                    (1.94)
--------------------------------------------------------------------------------
DISTRIBUTIONS
--------------------------------------------------------------------------------
   Dividends from net investment income              --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $14.40
--------------------------------------------------------------------------------
TOTAL RETURN(b)                                    (11.87)%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:(d)
--------------------------------------------------------------------------------
   Expenses                                          0.96%
--------------------------------------------------------------------------------
   Net investment loss                              (0.05)%
--------------------------------------------------------------------------------

================================================================================
                                           Year Ended November 30,
                                      --------------------------------

SUPPLEMENTAL DATA FOR ALL CLASSES:            1998        1997

NET ASSETS, END OF YEAR (000)             $515,379       $435,776
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     67.86%         45.24%
--------------------------------------------------------------------------------

(a) From December 30, 1997 (commencement of offering) to November 30, 1998.

(b) Total return is not annualized and assumes the reinvestment of all distributions.

(c) Calculated using average shares outstanding during the period.

(d) Not annualized.

    See Notes to Financial Statements.


30 Financial Information

                                                            Small-Cap Value Fund

LINE GRAPH COMPARISON

Immediately below is a comparison of a $10,000 investment in class Y shares to       (1) Performance for the unmanaged
the same investment in the Russell 2000'r' Index, assuming reinvestment of all           Russell 2000'r' Index does not
dividends and distributions.                                                             reflect transaction costs,
================================================================================         management fees or sales charges.

                               [PERFORMANCE GRAPH]
                              Fiscal Year-end 11/30
                   The fund (class Y shares) at net asset value
                   Russell 2000'r' Index (1)                                          (2) This shows total return which is the
                                                                                         percent change in net asset value,
================================================================================         with all dividends and distributions
                           Average Annual Total Return                                   reinvested for the periods shown
                    For The Periods Ending November 30, 1998                             ending November 30, 1998 using the
                                                   LIFE                                  SEC-required uniform method to
--------------------------------------------------------------------------------         compute total return. The class Y
Class Y(2)                                       -11.87%                                 share commencement of offering date
--------------------------------------------------------------------------------         is 12/30/97.


                                                        Financial Information 31

                       THIS PAGE INTENTIONALLY LEFT BLANK

More information on these funds is available free upon request, including the        To obtain information:
following:
                                                                                     BY TELEPHONE. Call the funds at:
                                                                                     800-426-1130
ANNUAL/SEMI-ANNUAL REPORT
                                                                                     BY MAIL. Write to the funds at:
Describes the funds, lists portfolio holdings and contains a letter from the         The Lord Abbett Family of Funds
fund's manager discussing recent market conditions and each fund's investment        767 Fifth Avenue
strategies.                                                                          New York, NY 10153-0203

                                                                                     VIA THE INTERNET.
STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                          LORD, ABBETT & CO.
                                                                                     http://www.lordabbett.com
Provides more details about the funds and their policies. A current SAI is on
file with the Securities and Exchange Commission ("SEC") and is incorporated by      Text only versions of fund documents can
reference (is legally considered part of this prospectus).                           be viewed online or downloaded from:
                                                                                     SEC
                                                                                     http://www.sec.gov
Affiliated Fund
Growth Opportunities Fund                                                            You can also obtain copies by visiting
High Yield Fund                                                                      the SEC's Public Reference Room in
International Fund                                                                   Washington, DC (phone 800-SEC-0330) or
Large-Cap Research Fund                                                              by sending your request and a
Small-Cap Value Fund                                                                 duplicating fee to the SEC's Public
                                                                                     Reference Section, Washington, DC
The General Motors Building                                                          20549-6009.
767 Fifth Avenue
New York, NY 10153-0203                                                              LAPROSP-Y6-1-599

--------------------------------------------------------------------------------     (5/99)
SEC file numbers: 811-3, 811-07538, 811-07988, 811-07538, 811-6650, 811-06650


Lord, Abbett & Co.
Statement of Additional Information                        May 1, 1999

                           Lord Abbett Affiliated Fund
                      Lord Abbett Growth Opportunities Fund
                           Lord Abbett High Yield Fund
                         Lord Abbett International Fund
                        Lord Abbett Small-Cap Value Fund
                             Large-Cap Research Fund

This Statement of Additional Information is not a Prospectus. A Prospectus for Class Y shares of the Funds identified below may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at the General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. This Statement relates to, and should be read in conjunction with, the Prospectus dated March 1, 1999. This Statement of Additional Information, relating to Lord Abbett Affiliated Fund, Inc. ("Affiliated Fund"); Lord Abbett Large-Cap Research Fund ("Large-Cap Research Fund"); Lord Abbett Small-Cap Fund ("Small-Cap Fund") and Lord Abbett Growth Opportunities Fund ("Growth Opportunities Fund"), of which are series of Lord Abbett Research Fund, Inc.; Lord Abbett International Fund ("International Fund"), which is a series of Lord Abbett Securities Trust; and Lord Abbett High Yield Fund ("High Yield Fund"), which is a series of Lord Abbett Investment Trust, (each individually "we" or the "Fund", collectively (the "Funds"), may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus dated March 1, 1999 (the "Prospectus").

Our Boards of Directors/Trustees have authority to create and classify shares in separate series, without further action by shareholders. To date, the Boards of Directors/Trustees have authorized five classes of shares for each Fund (Class A, B, C, P and Y). The Board of a Fund will allocate a Fund's shares among its classes from time to time. All shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Although no present plans exist to do so, further classes or series may be added to one or more of the Funds in the future. The Investment Company Act of 1940, as amended (the "Act"), requires that where more than one series exists for a Fund, each series must be preferred over all other series in respect of assets specifically allocated to such series.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as a Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of the Rule.

Shareholder inquiries should be made by writing directly to your Fund or by calling 800-821-5129. In addition, you can make inquiries through Lord Abbett Distributor.

                   TABLE OF CONTENTS                               PAGE
              1.   Investment Policies                                2
              2.   Directors (Trustees) and Officers                 11
              3.   Investment Advisory and Other Services            16
              4.   Portfolio Transactions                            18
              5.   Purchases, Redemptions
                   and Shareholder Services                          19
              6.   Taxes                                             20
              7.   Past Performance                                  21
              8.   Information About The Funds                       22
              9.   Financial Statements                              23


                                       1.
                               Investment Policies

Each Fund will not change its investment objective mentioned in the Prospectus or the following fundamental investment restrictions without shareholder approval. If a Fund determines that its objective can best be achieved by a change in any non-fundamental investment policy, strategy or restriction, it may make such change without shareholder approval by disclosing it in the Prospectus or Statement of Additional Information.

Fundamental Investment Restrictions. Each Fund may not: (1) borrow money, except that (i) each Fund may borrow from banks (as defined in the Investment Company Act of 1940, as amended (the "Act")) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law; (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund's investment policies as permitted by applicable law); (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws; (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law; (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts); (6) with respect to 75% of the gross assets of each Fund, buy securities of one issuer representing more than (i) 5% of each Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer; (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or (8) issue senior securities to the extent such issuance would violate applicable law.

With respect to the restrictions mentioned herein, compliance therewith will not be affected by changes in the market value of portfolio securities but will be determined at the time of purchase or sale of such securities.

Non-Fundamental Investment Restrictions. In addition to the investment restrictions above which cannot be changed without shareholder approval, each Fund also is subject to the following non-fundamental investment policies which may be changed by the Boards of Directors (Trustees) without shareholder approval. Each Fund may not: (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes; (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law; (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Boards of Directors (Trustees); (4) invest in the securities of other investment companies as defined under the Act, except as permitted by applicable law; (5) invest in securities of issuers which, with their predecessors, have a record of less than three years of continuous operation, if more than 5% of each Fund's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities);
(6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more of each Fund's officers or directors (trustees) or by one or more partners or members of the Fund's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer; (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each

Fund's total assets (included within such limitation, but not to exceed 2% of each Fund's total assets, are warrants which are not listed on the New
York or American Stock Exchange or a major foreign exchange); (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities; (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in a Fund's prospectus and statement of additional information, as they may be amended from time to time; (10) buy from or sell to any of a Fund's officers, directors (trustees), employees, or its investment adviser or any of a Fund's officers, directors (trustees), partners or employees, any securities other than shares of a Fund; (11) with respect to Affiliated Fund, pledge, mortgage or hypothecate its assets; however, this provision does not apply to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options; and (12) with respect to High Yield Fund, invest more than 10% of the market value of its gross assets at the time of investment in debt securities which are in default as to interest or principal.

For the year ended October 31, 1998, Affiliated Fund's portfolio turnover rate was 56.49% versus 46.41% for the prior year. For the year ended November 30, 1998, the Small-Cap Fund's portfolio turnover rate was 67.86% versus 45.24% for the prior year; and the Large-Cap Research Fund's portfolio turnover rate was
     % versus    % for the prior year. For the year ended October 31, 1998, the
International Fund's portfolio turnover rate was 20.52% versus 29.72% for the period December 13, 1996 (commencement of operations) to October 31, 1997. For the year ended November 30, 1998, the Growth Opportunities Fund's turnover rate was 136.81% versus 52.86% for the prior year.

With respect to the Affiliated Fund, it has no current intention to do so, but may invest in financial futures & options on financial futures.

INVESTMENT TECHNIQUES

Lending Portfolio Securities (Affiliated Fund, Growth Opportunities Fund, International Fund, Large-Cap Research Fund, Small-Cap Fund) The Funds may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of total assets. The Funds' loans of securities will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government Securities") or other permissible means. The cash or instruments collateralizing the loans of securities will be maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, the Funds may allow to the borrower and/or a third party that is not affiliated with the Funds and is acting as a "placing broker" a part of the interest received with respect to the investment of collateral received for securities loaned. No fee will be paid to affiliated persons of the Funds.

By lending portfolio securities, the Funds can increase their income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when such U.S. Government Securities are used as collateral. The Funds will comply with the following conditions whenever they loans securities: (i) the Funds must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Funds must be able to terminate the loan at any time; (iv) the Funds must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (v) the Funds may pay only reasonable fees in connection with the loan and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Funds' Board must terminate the loan and regain the right to vote the securities.

Rule 144A Securities (Affiliated Fund) We may invest in securities qualifying for resale to "qualified institutional buyers" under SEC Rule 144A that are determined by the Board, or by Lord Abbett pursuant to the Board's delegation, to be liquid securities. The Board will review quarterly the liquidity of the investments the Fund makes in such securities. Investments by the Fund in Rule 144A securities initially determined to be liquid could have the effect of diminishing the level of the Fund's liquidity during periods of decreased market interest in such securities among qualified institutional buyers.

Other Investment Policies (Affiliated Fund and Large-Cap Research Fund) As stated in the Prospectus, the Fund may write covered call options which are traded on a national securities exchange with respect to securities in our portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. During the period of the option, the Fund will forgo the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds our net premium). We also may enter into "closing purchase transactions" in order to terminate the obligation to deliver the underlying security (this may result in a short-term gain or loss). A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation. The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 10% of its gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in the Fund's current Prospectus.

Repurchase Agreements (International Fund) The Fund may enter into repurchase agreements with respect to a security. A repurchase agreement is a transaction by which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by each Fund have a total value in excess of the value of the repurchase agreement. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of each Fund and are therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. While Fund management acknowledges these risks, it is expected that they can be controlled through stringent selection criteria and careful monitoring procedures. Fund management intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Fund management to present minimal credit risks. Fund management will monitor creditworthiness of the repurchase agreement sellers on an ongoing basis.

The Fund will enter into repurchase agreements only with those primary reporting dealers that report to the Federal Reserve Bank of New York and with the 100 largest United States commercial banks and the underlying securities purchased under the agreements will consist only of those securities in which the Fund otherwise may invest.

Warrants (International Fund and Large-Cap Research Fund) Pursuant to Texas regulations, the Fund will not invest more than 5% of its assets in warrants and not more than 2% of such value in warrants not listed on the New York or American Stock Exchanges, except when they form a unit with other securities. As a matter of operating policy, we will not invest more than 5% of our net assets in rights.

Covered Call Options (International Fund and Large-Cap Research Fund) As stated in the Prospectus, the Fund may write covered call options which are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of its portfolio securities. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. During the period of the option, the Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). The Fund may enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security (this may result in a short-term gain or loss). A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation. The Fund intends to write covered call options with respect to securities with an aggregate market value of more than 5% of its gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in the current Prospectus.

The Fund's custodian will segregate cash or liquid high-grade debt securities in an amount not less than that required by Securities and Exchange Commission ("SEC") Release 10666 with respect to the Fund's assets committed to written covered call options. If the value of the segregated securities declines, additional cash or debt securities will be added on a daily basis (i.e., marked-to-market) so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such written options.

Financial Futures Contracts (International Fund and Large-Cap Research Fund) The Fund may enter into contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in interest rates or market conditions which otherwise might adversely affect the value of securities which we hold or intend to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities which differ from those specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the securities covered by its outstanding futures contracts and securities covered by futures contracts subject to the outstanding options written by it would exceed 50% of its total assets.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases, a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The International Fund will incur brokerage fees when it purchases or sells contracts and will be required to maintain margin deposits. At the time it enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return. Futures contracts entail risks. If the investment adviser's judgment about the general

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direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities (or securities indices) being hedged depends upon such things as variations in demand for futures contracts and securities underlying the contracts and differences between the liquidity of the markets for such contracts and the securities underlying them. In addition, the market prices of futures contracts may be affected by certain factors not directly related to the underlying securities. At any given time, the availability of futures contracts, and hence their prices, are influenced by credit conditions and margin requirements. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may not result in a successful hedging transaction.

Options on Financial Futures Contracts (International Fund and Large-Cap Research Fund) The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with our custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by us. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts described above. Generally speaking, a given dollar amount used to purchase an option on a financial futures contract can hedge a much greater value of underlying securities than if that amount were used to directly purchase the same financial futures. Should the event that the Fund intends to hedge (or protect) against not materialize, however, the option may expire worthless, in which case the Fund would lose the premium paid therefor.

Segregated Accounts (International Fund and Large-Cap Research Fund) To the extent required to comply with Securities and Exchange Commission Release 10666 and any related SEC policies, when purchasing a futures contract, or writing a put option, the Fund will maintain in a segregated account at its custodian bank cash, U.S. Government and other permitted securities to cover its position.

Forward Foreign Currency Contracts (Small-Cap Fund, Growth Opportunities Fund) A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a set price at a future date. Each Fund expects to enter into forward foreign currency contracts in primarily two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, each Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when management believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, each Fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of each Fund's portfolio securities denominated in such foreign currency or, in the alternative, each Fund may use a cross-hedging technique whereby it sells another currency which each Fund expects to decline in a similar way but which has a lower transaction cost. Precise matching of the forward contract amount and the value of the securities involved will not generally be possible since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Each Fund does not intend to enter into such forward contracts under this second circumstance on a continuous basis.

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Repurchase Agreements (Small-Cap Fund, Growth Opportunities Fund) If each Fund enters into repurchase agreements as provided in clause (4) of the fundamental investment restrictions above, it will do so only with those primary reporting dealers that report to the Federal Reserve Bank of New York and with the 100 largest United States commercial banks and the underlying securities purchased under the agreements will consist only of those securities in which each Fund otherwise may invest.

Foreign Currency Hedging Techniques (Small-Cap Fund, Growth Opportunities Fund) The Funds may utilize various foreign currency hedging techniques, including forward foreign currency contracts and foreign currency put and call options.

Foreign Currency Put and Call Options (Small-Cap Fund, Growth Opportunities
Fund) The Funds also may purchase foreign currency put options and write foreign currency call options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the Funds, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

Exchange-listed options markets in the United States include several major currencies, and trading may be thin and illiquid. A number of major investment firms trade unlisted options which are more flexible than exchange-listed options with respect to strike price and maturity date. Unlisted options generally are available in a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. Unlisted options, together with other illiquid securities, are subject to a limit of 15% of each Funds' net assets.

A call option written by the Funds gives the purchaser, upon payment of a premium, the right to purchase from the a currency at the exercise price until the expiration of the option. The Funds may write call options on a foreign currency only in conjunction with a purchase of a put option on that currency. Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential. The face value of such writing may not exceed 90% of the value of the securities denominated in such currency invested in by the Funds or in such cross currency (referred to above) to cover such call writing.

The Funds' custodian will segregate cash or permitted securities belonging to the Funds in an amount not less than that required by SEC Release 10666 and related policies with respect to the Funds' assets committed to (a) writing options, (b) forward foreign currency contracts and (c) cross hedges entered into by the Funds. If the value of the securities segregated declines, additional cash or debt securities will be added on a daily basis (i.e., marked to market), so that the segregated amount will not be less than the amount of the Funds' commitments with respect to such written options, forward foreign currency contracts and cross hedges.

Stock Options, Options on Stock Indices and Stock Index Futures (Small-Cap Fund) The Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Fund will not (a) write puts having an aggregate exercise price greater than 25% of the Fund's total net assets; or (b) purchase (i) put options on stocks not held in the Fund's portfolio, (ii) put options on stock indices or (iii) call options on stocks or stock indices if, after any such purchase, the aggregate premiums paid for such options would exceed 20% of the Fund's total net assets.

Call Options on Stock (Small-Cap Fund) The Fund may, from time to time, write call options on its portfolio securities. The Fund may write only call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to

                                       7



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the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 5% of its gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in our current prospectus.

The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. In order to write a call option, the Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the Fund for writing the option.

Generally, the Fund intends to write listed covered call options during periods when it anticipates declines in the market values of portfolio securities because the premiums received may offset to some extent the decline in the Fund's net asset value occasioned by such declines in market value. Except as part of the "sell discipline" described below, the Fund will generally not write listed covered call options when it anticipates that the market values of its portfolio securities will increase.

One reason for the Fund to write call options is as part of a "sell discipline." If the Fund decides that a portfolio security would be overvalued and should be sold at a certain price higher than the current price, it could write an option on the stock at the higher price. Should the stock subsequently reach that price and the option be exercised, the Fund would, in effect, have increased the selling price of that stock, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the stock declined and the option were not exercised, the premium would offset all or some portion of the decline. It is possible that the price of the stock could increase beyond the exercise price; in that event, the Fund would forego the opportunity to sell the stock at that higher price. In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the Fund Management, the market price of a stock is overvalued and it should be sold, the Fund may elect to write a call option with an exercise price substantially below the current market price. As long as the value of the underlying security remains above the exercise price during the term of the option, the option will, in all probability, be exercised, in which case the Fund will be required to sell the stock at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the stock at the time the call option is written, the Fund would, in effect, have increased the selling price of the stock. The Fund would not write a call option in these circumstances if the sum of the premium and the exercise price were less than the current market price of the stock.

Put Options on Stock (Small-Cap Fund) The Fund may also write listed put options. If the Fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option.

Writing listed put options is a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or, more importantly, because Fund Management believes a more defensive and less fully invested position is desirable in light of market conditions. If the Fund Management wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the Fund writes a listed put, the price of the underlying stock declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the Fund for the stock. The price of the stock may decline by an amount in excess of the premium, in which event the Fund would have foregone an opportunity to purchase the stock at a lower price.

If, prior to the exercise of a put option, the Fund determines that it no longer wishes to invest in the stock on which the put option had been written, the Fund may be able to effect a closing purchase transaction on an exchange by purchasing

                                        8



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a put option of the same Fund as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option and there is no guarantee that a closing purchase transaction can be effected.

Stock Index Options (Small-Cap Fund) Except as describe below, the Fund will write call options on indices only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When the Fund writes a call option on a broadly-based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, one or more "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

Segregated Accounts (Small-Cap Fund) If the Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," which are securities of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on the National Association of Securities Dealers Automated Quotation System against which the Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. Such securities will include stocks which represent at least 50% of the weighing of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 25% of the amount so segregated, pledged or escrowed. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral cash, equity securities, non-investment grade debt, short term U.S. Government securities or other high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Small-Cap Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, equity securities, non-investment grade debt, treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements describe in this paragraph. In instances involving the purchase of stock index futures contracts by the Fund, an amount of cash or permitted securities equal to the market value of the futures contracts will be deposited in a segregated account with the its custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures are unleveraged.

Under regulations of the Commodity Exchange Act, investment companies registered under the Act are exempt from the definition of "commodity pool operator," provided all of the Fund's commodity futures or commodity options transactions constitute bona fide hedging transactions within the meaning of the CFTC's regulations. The Fund will use stock index futures and options on futures as described herein in a manner consistent with this requirement.

Stock Index Futures (Small-Cap Fund) The Fund will engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities which are held in the Fund's portfolio or which it intends to purchase. The Fund will engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell stock index futures if, immediately thereafter, more than one-third of its net assets would be hedged and, in addition, except as described above in the case of a call written and held on the same index, will write call options on indices or sell stock index futures only if the amount resulting from the multiplication of the then current level of the index (or indices) upon

                                       9



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which the option or future contract(s) is based, the applicable multiplier(s), and the number of futures or options contracts which would be outstanding, would not exceed one-third of the value of the Fund's net assets.

RISK FACTORS

Risk Factors (Affiliated Fund) As stated in the Prospectus, the Fund may invest no more than 5% of its net assets (at the time of investment) in lower-rated, high-yield bonds. In general, the market for lower-rated, high-yield bonds is more limited than the market for higher-rated bonds, and because trading in such bonds may be thinner and less active, the market prices of such bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks which may be associated with lower-rated, high-yield bonds include their relative insensitivity to interest-rate changes; the exercise of any of their redemption or call provisions in a declining market which may result in their replacement by lower-yielding bonds; and legislation, from time to time, which may adversely affect their market. Since the risk of default is higher among lower-rated, high-yield bonds, Lord Abbett's research and analyses are an important ingredient in the selection of such bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk can be reduced, although there is no assurance that losses will not occur. The Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

Risks of Transactions in Stock Options (Small-Cap Fund) Writing options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same Fund. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Risks of Options on Indices (Small-Cap Fund) The Fund's purchase and sale of options on indices will be subject to risks described above under "Risk of Transactions in Stock Options". In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index option also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the Fund's policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

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Trading in index options commenced in April 1983 with the S&P 100 option
(formerly called the CBOE 100). Since that time a number of additional index option contracts have been introduced including options on industry indices. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in Fund management's opinion, the market for such options has developed sufficiently that such risk in connection with such transactions in no greater than such risk in connection with options on stocks.

Special Risks of Writing Calls on Indices (Small-Cap Fund) Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Fund will write call options on indices only under the circumstances described above under "Limitations on the Purchases and Sales of Stock Options, Options on Stock Indices and Stock Index Futures."

Price movements in the Fund's portfolio probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held may not increase as much as the index. In such event the Fund would bear a loss on the call which is not completely offset by movements in the price of the Fund's portfolio. It is also possible that the index may rise when the Fund's portfolio of stocks does not rise. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund in the opposite direction to the market would be likely to occur for only a short period or to a small degree.

Unless the Fund has other liquid assets that are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

When the Fund has written a call, there is also a risk that the market may decline between the time the call is written and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

Special Risks of Purchasing Puts and Calls on Indices (Small-Cap Fund) If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiple) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cut off time or by selling rather than exercising an option when the index level is close to the exercise price it may not be possible to eliminate this risk entirely because the cut

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off times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

                                       2.
                           Board Members and Officers

The following board member is a partner of Lord, Abbett & Co. ("Lord Abbett"), The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of the other Lord Abbett-sponsored funds. He is an "interested person" as defined in the Act, and as such, may be considered to have an indirect financial interest in the Rule 12b-1 Plan described in the Prospectus.

Robert S. Dow, age 53, Chairman and President

The following outside directors are also directors or trustees of some or all of the other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow
Time Warner Inc.
1271 Avenue of the Americas
New York, New York

Senior Adviser, Time Warner Inc. Formerly, Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998). Formerly, President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Prior to that, President and Chief Operating Officer of Home Box Office, Inc.

Age 57.

William H. T. Bush
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri

Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company. Age 60.

Robert B. Calhoun, Jr.
Monitor Clipper Partners
650 Madison Avenue, 9th Floor
New York, New York

Managing Director of Monitor Clipper Partners and President of The Clipper Group L.P., both private equity investment funds. Age 56.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon. Age 68.

John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

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

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 73.

C. Alan MacDonald
Directorship Inc.
8 Sound Shore Drive
Greenwich, Connecticut

Managing Director of Directorship Inc., a consultancy in board management and corporate governance. Formerly, General Partner of the Marketing Partnership, Inc., a full service marketing consulting firm (1994 - 1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992 - 1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J.B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 65.

Hansel B. Millican, Jr.
Rochester Button Company
1328 Broadway (Suite 816)
New York, New York

President and Chief Executive Officer of Rochester Button Company. Age 70.

Thomas J. Neff
Spencer Stuart
277 Park Avenue
New York, New York

Chairman of Spencer Stuart, an executive search consulting firm. Currently serves as Director of Ace, Ltd. (NYSE). Age 61.

          For the Fiscal Year Ended October 31, 1998 - Affiliated Fund
   For the Fiscal Year Ended November 30, 1998 - Research Fund-Small-Cap Fund,
                           Growth Opportunities Fund
 For the Fiscal Year Ended November 30, 1998 - Investment Trust -High Yield Fund
        For the Fiscal Year Ended October 31, 1998 - Securities Trust -
                               International Fund

     The following table sets forth the compensation accrued for each Fund's outside directors/trustees.

                                           Aggregate
Name of Director              Compensation  Accrued by each Fund(1)
----------------           ----------------------------------------
                           Affiliated    Research      Investment    Securities
                           Fund          Fund          Trust         Trust
                           ----------    --------      ----------    ----------
E. Thayer Bigelow           $24,154         $00          $00,000        $000
William H. T. Bush*         $ 6,971         $0           $0             $0
Robert B. Calhoun**         $ 9,506         $0           $0             $0
Stewart S. Dixon            $23,766         $000         $00,000        $000
John C. Jansing(4)          $23,449         $000         $00,000        $000
C. Alan MacDonald           $23,440         $000         $00,000        $000
Hansel B. Millican, Jr.     $23,449         $000         $00,000        $000
Thomas J. Neff              $23,871         $000         $00,000        $000



 *Elected  as of August 13, 1998
**Elected as of June 17, 1998

The following table sets forth information with respect to the equity-based benefits accrued for outside directors/trustees by the Lord Abbett-sponsored funds.


Name of Director        Pension or Retirement Benefits
----------------        Accrued by each Fund and All Other
                        Lord Abbett-sponsored Funds(2)
                        ----------------------------------
E. Thayer Bigelow           $17,068
William H.T. Bush*          $0
Robert B. Calhoun**         $0
Stewart S. Dixon            $32,190
John C. Jansing(4)          $45,085
C. Alan MacDonald           $30,703
Hansel B. Millican, Jr.     $37,747
Thomas J. Neff              $19,853


The following table sets forth the total compensation payable by such funds to the outside director/trustees. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director or officer.


Name of Director        For Year Ended October 31, 1998
----------------        Total Compensation Accrued by each Fund and
                        Twelve Other Lord Abbett-sponsored Funds(3)
                        -------------------------------------------
E. Thayer Bigelow                   $57,400
William H.T. Bush*                  $27,500
Robert B. Calhoun**                 $33,500
Stewart S. Dixon                    $56,500
John C. Jansing(4)                  $55,500
C. Alan MacDonald                   $55,000
Hansel B. Millican, Jr.             $55,500
Thomas J. Neff                      $56,500



1. Outside directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by each Fund to its outside directors is being deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors. The amount of aggregate compensation payable by each Fund as of its 1998 fiscal year-end deemed invested in Fund shares includes dividends reinvested and changes in net asset value applicable to such deemed investments.

2. The amounts were accrued by the Lord Abbett-sponsored funds for the 12 months ended October 31, 1998 with respect to the equity based plans established for independent directors in 1996. This plan supercedes a previously approved retirement plan for all future directors. Directors participating in the retirement plan had the option to convert their accrued benefits under the plan. All of the outside directors except one made such an election.

3. This table shows aggregate compensation, including directors/trustees fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1998. The amounts of the aggregate compensation payable as of each of their respective 1998 fiscal year ends deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments were:

                                         Aggregate
Name of Director            Compensation Accrued by each Fund(1)
----------------       ---------------------------------------------
                        Affiliated      Small-Cap      Growth           International
                        Fund            Value Fund     Opportunities    Fund
                       -----------      ----------     -------------    -------------
E. Thayer Bigelow
William H. T. Bush*
Robert B. Calhoun**
Stewart S. Dixon
John C. Jansing(4)
C. Alan MacDonald
Hansel B. Millican, Jr.
Thomas J. Neff


If the amounts deemed invested in Fund shares were added to each director/trustee's actual holdings of Fund shares as of October 31, 1998, each would own the following shares:

                        Affiliated      Small-Cap      Growth           International
                        Fund            Value Fund     Opportunities    Fund
                       -----------      ----------     -------------    -------------

E. Thayer Bigelow
William H.T. Bush*
Robert B. Calhoun**
Stewart S. Dixon
John C. Jansing(4)
C. Alan MacDonald
Hansel B. Millican, Jr.
Thomas J. Neff



   For Research Fund-Small-Cap Fund and Growth Opportunities Fund, the amounts of the aggregate compensation payable by the Fund as of November 30, 1998 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $000; Mr. Dixon, $000; Mr. Jansing, $000; Mr. MacDonald, $000; Mr. Millican, $000; and Mr. Neff, $000. If the amounts deemed invested in Fund shares were added to each director's actual holdings of Fund shares as of November 30, 1998 each would own, the following: Mr. Bigelow, 000 shares; Mr. Dixon, 000 shares; Mr. Jansing, 000 shares; Mr. MacDonald, 000 shares; Mr. Millican, 000 shares; and Mr. Neff, 000 shares.

   For Investment Trust-High Yield Fund, the amounts of aggregate compensation payable by the Fund as of November 30, 1998 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $000,000; Mr. Dixon, $000,000; Mr. Jansing, $000,000; Mr. MacDonald, $000,000; Mr. Millican, $000,000; and Mr. Neff, $000,000. If the amounts deemed invested in Fund shares were added to each director's actual holdings of Fund shares as of November 30, 1998, each would own, the following: Mr. Bigelow, 000,000 shares; Mr. Dixon, 000,000 shares; Mr. Jansing, 000,000 shares; Mr. MacDonald, 000,000 shares; Mr. Millican, 000,000 shares; and Mr. Neff, 000,000 shares.

   For Securities Trust-International Fund, the amounts of the aggregate compensation payable by the Fund as of October 31, 1998 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $000,000; Mr. Dixon, $000,000; Mr. Jansing, $000,000; Mr. MacDonald, $000,000; Mr.
   Millican, $000,000; and Mr. Neff, $000,000. If the amounts deemed invested in Fund shares were added to each director's actual holdings of Fund shares as of October 31, 1998, each would own, the following: Mr. Bigelow, 000,000 shares; Mr. Dixon, 000,000 shares; Mr. Jansing, 000,000 shares; Mr. MacDonald, 000,000 shares; Mr. Millican, 000,000 shares; and Mr. Neff, 000,000 shares.

4. Mr. Jansing chose to continue to receive benefits under the retirement plan, which provides that outside directors (trustees) may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.

Except where indicated, the following executive officers of each Fund have been associated with Lord Abbett for over five years. Of the following, Messrs. Brown, Fetch, Carper, Gerber, Hilstad, Hudson, McGruder, Morris, and Walsh are partners of Lord Abbett; the others are employees:

Executive Vice Presidents:
Zane E. Brown, age 47 (International Fund )

Robert P. Fetch, age 46 (Small-Cap Fund and Large-Cap Research Fund) (with Lord Abbett since 1995 - formerly Managing Director at Prudential Investment Advisors from 1983 to 1995)

Robert I. Gerber, age 44 (High Yield Fund) (with Lord Abbett since 1997 - formerly Senior Portfolio Manager at Sanford Bernstein & Co. from 1992 - 1997)

W. Thomas Hudson, Jr. age 57 (Affiliated Fund )

Robert G. Morris, age 54 (Small-Cap Fund, Growth Opportunities Fund, International Fund, High Yield Fund and Large-Cap Research Fund)

Stephen J. McGruder, age 55 (Growth Opportunities Fund and Large-Cap Research
Fund) (with Lord Abbett since 1995 formerly Vice President of Wafra Securities from 1988 to 1995)

Vice Presidents:
Paul A. Hilstad, age 56, Vice President and Secretary (all Funds) (with Lord Abbett since 1995 - formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.)

Zane E. Brown, age 47 (Small-Cap Fund and Large-Cap Research Fund)

Daniel E. Carper, age 47 (all Funds)

Timothy Horan, age 44 (International Fund) (with Lord Abbett since 1996-formerly Senior Manager at Credit Suisse from 1994 to 1995; prior thereto Vice President at Aubrey G. Lanston & Co. from 1992 to 1994)

Lawrence H. Kaplan, age 43, Vice President and Assistant Secretary (all Funds) (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc from 1995 to 1997; prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.)

Jerald Lanzotti, age  31 (International Fund)

Gregory M. Macosko, age 51 (Small-Cap Fund and Large-Cap Research Fund) (with Lord Abbett since 1997 - formerly Analyst with Royce Associates from 1991 to
1997)

Robert Morris, age 54 (Affiliated Fund)

A. Edward Oberhaus III, age 39 (all Funds)

Keith F. O'Connor, age 43 (all Funds)

Fernando Saldanha, age 45 (International Fund) (with Lord Abbett since 1998 - formerly Economist and Senior Financial Officer of World Bank (IBRO) from 1988 to 1998)

Eli Salzman, age 34 (Affiliated Fund) (with Lord Abbett since 1997 - formerly Vice President of Mutual of America Capital Corp.; prior thereto Vice President of Mitchell Hutchins Asset Mgt. from 1986 to 1996)

Christopher J. Towle, age 41 (International Fund)

John J. Walsh, age 62 (all Funds); and

Treasurer:

Donna M. McManus, age 38, Treasurer (all Funds) (with Lord Abbett since 1996 - formerly a Senior Manager at Deloitte & Touche LLP).

As of February 12, 1998, our officers and directors owned as a group less than 1% of each Fund's shares. As of February 12, 1999, there were no record holders of 5% or more of the Fund's outstanding shares.

The Funds' By-Laws provide that each Fund shall not hold a meeting of its stockholders in any year unless one or more matters are required to be acted on by stockholders under the Investment Company Act of 1940, as amended (the "Act"), or unless called by a majority of the Board of Directors (Trustees) or by shareholders holding at least one quarter of the stock of each Fund outstanding and entitled to vote at the meeting.

                                       3.
                     Investment Advisory and Other Services

As described under "Management" in the Prospectus, Lord Abbett is the investment manager of the Funds. Ten of the general partners of Lord Abbett are officers and/or board members of the Funds, as follows: Zane E. Brown; Daniel E. Carper; Robert S. Dow; Robert P. Fetch; Robert I. Gerber; Paul A. Hilstad; W. Thomas Hudson; Stephen J. McGruder; Robert G. Morris; Christopher J. Towle; and John J. Walsh.

The other general partners who are neither officers nor directors of the Funds are Stephen Allen, John E. Erard, Daria L. Foster, Michael B. McLaughlin, R. Mark Pennington, and Robert J. Noelke. The address of each partner is The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203.

The services performed by Lord Abbett are described in the Prospectus under "Management." Under its Management Agreement, Affiliated Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .5 of 1% of the portion of its net assets not in excess of $200,000,000;
 .4 of 1% of the portion in excess of $200,000,000, but not in excess of $500,000,000; .375 of 1% of the portion in excess of $500,000,000, but not in excess of $700,000,000; .35 of 1% of the portion in excess of $700,000,000, but not in excess of $900,000,000; and .3 of 1% of the portion in excess of $900,000,000.

Under its Management Agreement:

Small-Cap Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1% of the Small-Cap Fund's average daily net assets.

Growth Opportunities Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .90 of 1% of the Fund's average daily net assets. On September 15, 1998, the Fund's shareholders voted to raise the management fee to .90 of 1%.

International Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .75 of 1%.

The following is a summary of the Management Fee for the 1998, 1997 and 1996 fiscal years of the funds:

                                    Gross             Management    Management
  Fund                 Fiscal Year  Management Fees   Fees Waived   Fees Paid
  ----                 -----------  ---------------   -----------   -----------
Affiliated Fund        1998         $26,317,934         $0          $26,317,934
                       1997         $22,192,209         $0          $22,192,209
                       1996         $17,683,694         $0          $17,683,694


Small-Cap Fund         1998         $4,270,210          $0          $4,270,210
                       1997         $1,075,019          $0          $1,075,019
                       1996         $   24,461          $24,461     $0

Large-Cap              1998
Research               1997
Fund                   1996

Growth                 1998         $   16,316          $16,316     $0
Opportunities          1997         $                   $           $
Fund                   1996         $    8,249          $           $

International          1998         $  700,368          $0          $700,368
Fund                   1997         $  127,715          $0          $127,715



Lord Abbett has entered into an agreement with Fuji-Lord Abbett International Ltd. ("the Sub-Adviser"), under which the Sub-Adviser provides Lord Abbett with advice with respect to the International Fund's assets. The Sub-Adviser is controlled by Fuji Investment Management Co. (Tokyo). Fuji Bank Limited of Tokyo, Japan ("Fuji Bank") directly owned 40% of the outstanding voting stock of the Sub-Adviser. Fuji Investment Management Co. (Tokyo) is an affiliate of Fuji Bank. Lord Abbett owns approximately 27% of such outstanding voting stock. As of November 30, 1998, the Sub-Adviser manages approximately $[915] million, which is invested globally. The Sub-Adviser furnishes Lord Abbett with advice and recommendations with respect to the International Portfolio's assets, including advice about the allocation of investments among foreign securities markets and foreign equity and debt securities markets and foreign equity and debt securities and, subject to consultation with Lord Abbett, advice as to cash holdings and what securities in the portfolio should be purchased, held or disposed of. The Sub-Adviser also gives advice with respect to foreign currency matters. Lord Abbett is obligated to pay the Sub-Adviser a monthly fee, based on average daily net assets for each month, at the annual rate of .375 of 1%. For the fiscal year ended October 31, 1998 and for the period December 13, 1996 (commencement of operations) to October 31, 1997, the fees paid to the Sub-Adviser by Lord Abbett were $350,184 and $63,857, respectively.

Each Fund's fee is allocated among all of its classes based on each's proportionate share of such daily net assets.

In addition, each Fund is obligated to pay all expenses not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281 are the independent auditors for each Fund and must be approved at least annually by each Fund's Board of Directors (Trustees) to continue in such capacity. They perform audit services for each Fund including the audits of financial statements included in each Fund's annual report to shareholders.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York 10268, is each Fund's custodian. In accordance with the requirements of Rule 17f-5, each Fund's directors (trustees) have approved arrangements permitting each Fund's foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.

The Sub-Custodians of BNY are:

Euro-Clear (a transnational securities depository); Australia: ANZ Banking Group; Austria: Creditanstalt-Bankverein; Canada: Canadian Imperial Bank of Commerce; Chile: Citibank, N.A.; Czech Republic: Ceskoslovenska Obchodni Banka;
Denmark: Den Danske Bank; Finland: Union Bank of Finland; Germany: J.P. Morgan GmbH; Greece: National Bank of Greece S.A.; Hong Kong, Indonesia, Philippines, Taiwan and Thailand: Hong Kong & Shanghai Banking Corp.; Hungary: Citibank Budapest Rt; India: Hong Kong and Shanghai Banking Corporation; Ireland: Allied Irish Banks, PLC; Israel: Bank Leumi LE-Israel B.M.; Japan: The Fuji Bank, Ltd.;
Jordan: Citibank, N.A.; Korea: Bank of Seoul; Luxembourg: Banque Internationale A Luxembourg, S.A.; Mexico: Citibank, N.A.; Morocco: Banque Commerciale du Maroc; Netherlands: Bank van Haften Labouchere; New Zealand: Anz Banking Group Ltd.; Norway: Den Norske Bank; Pakistan: Citibank, N.A.; Peru: Citibank, N.A.;
Poland: Bank Handlowy w Warszawie S.A.; Portugal: Banco Espirito Santo E Comercial de Lisboa; Malaysia, Singapore: Development Bank of Singapore; South
Africa: The First National Bank of Southern Africa; Sri Lanka: Hong Kong and Shanghai Banking Corporation; Sweden: Skandinaviska Enskilda Banken;
Switzerland: Bank Leu; Turkey: Citibank, N.A.; Venezuela: Citibank, N.A.

                                       4.
                             Portfolio Transactions

Our policy is to obtain best execution on all our portfolio transactions, which means that we seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, we generally pay, as described below, a higher commission than some brokers might charge on the same transactions. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of the Fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received form brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, and are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of Lord Abbett to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as we do, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with us in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as we do, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as we do.

We will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for our benefit or otherwise) from dealers as consideration for the direction to them of portfolio business.

For the fiscal years ended October 31, 1998, 1997 and 1996, Affiliated Fund paid total commissions to independent dealers of $80,000,000, $7,681,037 and $5,897,259, respectively.

For the period December 13, 1995 (commencement of operations) to November 30, 1996, the year ended November 30, 1997, and the year ended November 30, 1998, the Small-Cap Fund paid total commissions to independent broker-dealers of $45,266, $1,812,425 and $______, respectively.

For the period December 13, 1996 (commencement of operations) through October 31, 1997 and the fiscal year ended October 31, 1998, International Fund paid total commissions to independent broker-dealers of $108,270 and $_____, respectively.

For the fiscal year ended October 31, 1998, 1997 and 1996, Growth Opportunities Fund paid total commissions to independent broker-dealers of $_____, $______ and $______, respectively.

                                       5.
                             Purchases, Redemptions
                            and Shareholder Services

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchases" and "Redemptions," respectively.

As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors (Trustees).

The net asset value per share for the Class Y shares will be determined by taking Class Y shares net assets and dividing by shares outstanding. Our Class Y shares will be offered at net asset value.

Each Fund has entered into a distribution agreement with Lord Abbett Distributor LLC, a New York limited liability company ("Lord Abbett Distributor") and subsidiary of Lord Abbett under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

Class Y Share Exchanges. The Prospectus describes the Telephone Exchange Privilege. You may exchange some or all of your Y shares for Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. Currently those other funds consist of Lord Abbett Investment Trust - Core Fund, Strategic Core Fund, Bond-Debenture Fund, Developing Growth Fund, and Mid-Cap Value Fund.

Redemptions. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See each Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in each Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors (Trustees) may authorize redemption of all of the shares in any account in which there are fewer than 25 shares (Affiliated Fund, Small-Cap Fund, Growth Opportunities Fund, and High Yield Fund), and 60 shares (International Fund). Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 month's prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

                                       6.
                                      Taxes

The value of any shares redeemed by each Fund or repurchased or otherwise sold may be more or less than your tax basis in the shares at the time of disposition. Any gain will generally be taxable for federal income tax purposes. Any loss realized on the disposition of a Fund's shares which you have held for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any "capital gains distributions" which you received with respect to such shares. Losses on the sale of shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires shares that are substantially identical.

Each Fund will be subject to a four-percent nondeductible excise tax on certain amounts not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

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


The writing of call options and other investment techniques and practices which a Fund may utilize may create "straddles" for United States federal income tax purposes and may affect the character and timing of the recognition of gains and losses by each Fund. Such transactions may increase the amount of short-term capital gain realized by such Fund, which is taxed as ordinary income when distributed to shareholders. Limitations imposed by the Internal Revenue Code on regulated investment companies may restrict a Fund's ability to engage in transactions in options.

Each Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. It is generally expected that shareholders of a Fund who are subject to United States federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by such Fund. However, if at the close of any fiscal year, more than 50% of the assets of a fund consist of stock or securities of foreign corporations, the Fund may elect to treat foreign income taxes paid by the Fund as having been paid directly by its shareholder. If a Fund makes such an election, the shareholders of the Fund will be required to (I) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata share of foreign income taxes paid by the Fund and (ii) treat such pro rata share as foreign income taxes paid by them. Such shareholders may then use such pro rata portion of foreign income taxes as foreign tax credits, subject to applicable limitations, or, alternatively, deduct them in computing their taxable income. Shareholders who do not itemize deductions for federal income tax purposes will not be entitled to deduct their pro rata portion of foreign taxes paid by the Series, although such shareholders will still be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for foreign taxes paid by a Fund may be required to treat a portion of the dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that a Fund qualifies for and makes the election described above, its shareholders will be notified of the amount of
(i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of dividends which represents income from each foreign country.

Gains and losses realized by each Fund on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

If either Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies," it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect to deferred taxes arising from such distributions or gains.

If a Fund were to invest in a passive foreign investment company with respect to which a Fund elected to make a "qualified electing fund" election, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to a Fund.

Dividends paid by a Fund will qualify for the dividends-received deduction for corporations to the extent they are derived from dividends paid by domestic corporations.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to United States persons (United States citizens or residents and United States domestic corporations, partnerships, trusts and estates). Each shareholder who is not a United States person should consult his tax advisor regarding U.S. and foreign tax consequences of the ownership of shares of a Fund, including a 30% (or lower treaty rate) United States withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of United States gift and estate taxes to non-United States gift and estate taxes to non-United States persons who own Fund shares.

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



                                       7.
                                Past Performance

Each Fund computes the annual compounded rate of total return for Class Y shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of no sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in each Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the annual total return computation.

In calculating total returns for Class Y shares no sales charge is deducted from the initial investment and the return is shown at net asset value. Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.

Class Y share performance. Using the computation method described above, Affiliated Fund's total return for Class Y shares for the period from inception (March 27, 1998) to October 31, 1998 was (4.77)%. For the period from inception (December 30, 1997) to November 30, 1998, the total return for the Small-Cap Fund was 6.50%. For the period from inception (December 30, 1997) to October 31, 1998, the total return for the International Fund was 10.02% (not annualized).

Our yield quotation for Class Y shares is based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the net asset value per share of such class on the last day of the period. This is determined by finding the following quotient: take the dividends and interest earned during the period for the class minus its expenses accrued for the period and divide by the product of (i) the average daily number of Class shares outstanding during the period that were entitled to receive dividends and (ii) the net asset value per share of such class on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then one is subtracted from the product of this multiplication and the remainder is multiplied by two. Yields for Class Y shares do not reflect the deduction of any sales charge.

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund's investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that this performance will be repeated in the future.

                                       8.
                           Information About the Funds

Affiliated Fund is a Maryland Corporation formed in 1934. Small-Cap Fund, Large-Cap Research Fund and Growth Opportunities Fund are series of Lord Abbett Research Fund, Inc., a Maryland corporation organized in 1992. The International Fund is a series of Lord Abbett Securities Trust, a Delaware business trust organized in 1993. The High Yield Fund is a series of Lord Abbett Investment Trust, a Delaware business trust organized in 1993.

The directors, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of such Advisory Group.

                                       9.
                              Financial Statements

The financial statements for the fiscal year ended October 31, 1998, and the reports of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1998 Annual Report to Shareholders of Lord Abbett Affiliated Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the fiscal year ended November 30, 1998, and the report thereon of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1998 Annual Report to Shareholders of the Lord Abbett Research Fund, Inc. (which includes Small-Cap Fund, Growth Opportunities Fund, formerly, Mid-Cap Fund and Large-Cap Research Fund), are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the fiscal year ended October 31, 1998 and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1998 Annual Report to Shareholders of Lord Abbett Securities Trust (which includes International Fund) are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

The financial statements for the fiscal year ended November 30, 1998 and the report thereon of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1998 Annual Report to Shareholders of the Lord Abbett Investment Trust (which includes High Yield Fund) are incorporated by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

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
PART C  OTHER INFORMATION

Item 23 Exhibits

        (a) Articles of Incorporation, Articles Supplementary. Incorporated by reference to Post-Effective Amendment No. 73 to the Registration
            Statement on Form N-1A filed on March 2, 1998.
        (b) By-Laws. Incorporated by reference to Post-Effective Amendment No.
            76 to the Registration Statement on Form N-1A filed on December 18,
            1998.
        (c) Instruments Defining Rights of Security Holders. Incorporated by reference.
        (d) Investment Advisory Contracts, Management Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the Registration
            Statement on Form N-1A of Lord Abbett Equity Fund, Inc. (File No.
            811-6033).
        (e) Underwriting Contracts. Incorporated by reference.
        (f) Bonus or Profit Sharing Contracts. Incorporated by reference to
            Post-Effective Amendment No. 6 to the Registration Statement on Form
            N-1A of Lord Abbett Securities Trust (File No. 811-7538).
        (g) Custodian Agreements. Incorporated by reference.
        (h) Other Material Contracts. Incorporated by reference.
        (i) Legal Opinion. Incorporated by reference.
        (j) Other Opinions. Consent of Independent Auditors. Incorporated by referenced to Post-Effective Amendment No. 76 to the Registration
            Statement on Form N-1A filed on December 18, 1998.
        (k) Omitted Financial Statements. Incorporated by reference.
        (l) Initial Capital Agreements. Incorporated by reference.
        (m) Rule 12b-1 Plan. Incorporated by reference to Post-Effective
            Amendment No. 12 to the Registration Statement on Form N-1A of Lord
            Abbett Research Fund, Inc. (File No. 811-6650).
        (n) Financial Data Schedule.
        (o) Rule 18f-3 Plan. Incorporated by reference to Post-Effective
            Amendment No. 40 to the Registration Statement on Form N-1A of Lord
            Abbett Bond-Debenture Fund, Inc. (File No. 811-2145).

Item 24 Persons Controlled by or Under Common Control with the Fund

        None.

Item 25 Indemnification

        Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of the directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

        The general effect of these statutes is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or

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
        employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland law and by the provisions of
        Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

        In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940,
        Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section
        2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section
        17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section
        17(h), Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified
        ("indemnitee") was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office
        ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither
        "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

        Insofar as indemnification for liability arising under the Securities
        Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.
        In the event that a claim for indemnification against such liabilities
        (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

        In addition, Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed

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
        uninsurable.

Item 26 Business and Other Connections of Investment Adviser

        Lord, Abbett & Co. acts as investment adviser for twelve other investment companies (of which it is principal underwriter for thirteen) and as investment adviser to approximately 8,300 private accounts as of September 30, 1998. Other than acting as directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, or partner of any entity.

Item 27 Principal Underwriters

   (a)  Lord Abbett Mid-Cap Value Fund, Inc.
        Lord Abbett Bond-Debenture Fund, Inc.
        Lord Abbett Developing Growth Fund, Inc.
        Lord Abbett Tax-Free Income Fund, Inc.
        Lord Abbett Global Fund, Inc.
        Lord Abbett Series Fund, Inc.
        Lord Abbett U.S. Government Money Market Fund, Inc.
        Lord Abbett Equity Fund
        Lord Abbett Tax-Free Income Trust
        Lord Abbett Securities Trust
        Lord Abbett Investment Trust
        Lord Abbett Research Fund, Inc.

        Investment Advisor
        American Skandia Trust (Lord Abbett Growth & Income Portfolio)

   (b)  The partners of Lord, Abbett & Co. are:


        Name and Principal                      Positions and Offices
        Business Address(1)                     with Registrant

        Robert S. Dow                           Chairman and President
        Paul A. Hilstad                         Vice President & Secretary
        Zane E. Brown                           Vice President
        Daniel E. Carper                        Vice President
        W. Thomas Hudson, Jr.                   Executive Vice President
        Robert G. Morriis                       Vice President
        John J. Walsh                           Vice President

        The other general partners of Lord Abbett & Co. who are neither officers nor directors of the Registrant are Stephen I. Allen, John E. Erard,
        Robert P. Fetch, Daria L. Foster, Robert I. Gerber, Stephen J. McGruder,
        Michael McLaughlin, Robert J. Noelke, R. Mark Pennington and Christopher
        Towle.

        Each of the above has a principal business address: 767 Fifth Avenue, New York, NY 10153

   (c)  Not applicable


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
Item 28 Location of Accounts and Records

        Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

        Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

        Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's
        Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29 Management Services

        None

Item 30 Undertakings

        The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

        The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant had duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of March, 1999.


                                             BY: /s/ Lawrence H. Kaplan
                                                 ----------------------
                                                 Lawrence H. Kaplan
                                                 Vice President

                                       LORD ABBETT AFFILIATED FUND, INC.

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                             Title                         Date
----------                             -----                         ----
                               Chairman, President
/s/Robert S. Dow*               and Director/Trustee          March 29, 1999
-----------------------        ---------------------          --------------
Robert S. Dow

/s/E. Thayer Begelow*           Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
E. Thayer Bigelow

/s/William H. T. Bush*          Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
William H. T. Bush

/s/Robert B. Calhoun, Jr.*      Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
Robert B. Calhoun, Jr.

/s/Stewart S. Dixon*            Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
Stewart S. Dixon

/s/John C. Jansing*             Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
John C. Jansing

/s/C. Alan MacDonald*           Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
C. Alan MacDonald

/s/Hansel B. Millican, Jr.*     Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
Hansel B. Millican, Jr.

/s/Thomas J. Neff*              Director/Trustee               March 29, 1999
--------------------------      ----------------               --------------
Thomas J. Neff


*BY:  /s/Lawrence H. Kaplan
      ---------------------
      Lawrence H. Kaplan
      Attorney-in-Fact




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